                                                        Semiannual Report

                                                        as of September 30, 2000



                                   Evergreen
                                                      State Municipal Bond Funds


                           [LOGO OF EVERGREEN FUNDS]
                                                                [SEAL]

                               Table of Contents

Letter to Shareholders.................................  1

Evergreen Connecticut Municipal
Bond Fund

    Fund at a Glance...................................  2

    Portfolio Manager Interview........................  3

Evergreen New Jersey Municipal
Bond Fund

    Fund at a Glance...................................  5

    Portfolio Manager Interview........................  6

Evergreen Pennsylvania Municipal
Bond Fund

    Fund at a Glance...................................  8

    Portfolio Manager Interview........................  9

Financial Highlights

    Evergreen Connecticut Municipal
    Bond Fund.......................................... 11

    Evergreen New Jersey Municipal
    Bond Fund.......................................... 13

    Evergreen Pennsylvania Municipal
    Bond Fund.......................................... 15

Schedules of Investments

    Evergreen Connecticut Municipal
    Bond Fund.......................................... 17

    Evergreen New Jersey Municipal
    Bond Fund.......................................... 20

    Evergreen Pennsylvania Municipal
    Bond Fund.......................................... 28

Combined Notes to Schedules of
Investments............................................ 42

Statements of Assets and Liabilities................... 43

Statements of Operations............................... 44

Statements of Changes in Net Assets.................... 45

Combined Notes to Financial
Statements............................................. 47


                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:     NOT FDIC INSURED      MAY LOSE VALUE      NOT BANK GUARANTEED

                          Evergreen Distributor, Inc.
Evergreen Funds\SM\ is a service mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                 November 2000

   [PHOTO]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen State Municipal Bond Funds Semiannual report, which covers the six-month period ended September 30, 2000.

Bond Markets React to Volatile Equity Markets

Over the past year, U.S. bond markets experienced significant turmoil, which was largely overshadowed by the volatility in the stock market. Bond prices fell and interest rates rose in the first half of the period as the Federal Reserve Board increased interest rates in an effort to curtail what they believed was an overheated economy. Reports that second quarter economic growth might have heated up again drove the Federal Reserve Board to notch rates up again in May and caused bond prices to drop further.

Investor demand for bonds is typically closely linked to the performance of the stock market, but when the equity markets are volatile, investors buy bonds to preserve gains rather than to generate returns. By some measures, bonds produced relatively attractive returns in 2000. For example, for the nine-month period beginning December 31, 1999 through September 30, 2000, the Lehman Brothers Aggregate Bond Index, which measures 6,600 taxable government investment-grade corporate and mortgage securities, returned 7.12%. This outperformed the Standard & Poor's 500 Index return of -1.39% for the same period.

The S&P 500 tracks 500 of the most widely held domestic, large-company stocks, representing about 70% of the U.S. stock market's total value.

While it appears that the Federal Reserve Board's monetary policy has begun to ease, we believe that it is too soon to tell. Additionally, we think that the economy is poised for a slowdown, which may push bond prices higher and interest rates lower. In this environment, we will maintain a defensive posture and remain cautiously optimistic about the continued growth of the U.S. economy.

The Value of Diversification

An environment like this year's offers many reasons for building a diversified portfolio rather than trying to predict the market's movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                    EVERGREEN
                        Connecticut Municipal Bond Fund
                    Fund at a Glance as of September 30, 2000

                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets                                                     $68,846,164
Average Credit Quality                                                       AA+
Effective Maturity                                                    11.4 years
Average Duration                                                       6.1 years


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 9/30/2000.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 2000 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class Y prior to its inception is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. For Classes A and B prior to their inception, the historical performance shown is based on the performance of Class Y and has not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Class B. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and B would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

The Fund's yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

All data is as of September 30, 2000 and is subject to change.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 1/31/1981           Class A      Class B     Class Y
Class Inception Date                         12/30/1997   1/9/1998    11/24/1997
Average Annual Returns*
6 month with sales charge                      -1.47%       -1.94%       n/a
6 month w/o sales charge                        3.44%        3.06%      3.57%
1 year with sales charge                       -0.01%       -0.86%       n/a
1 year w/o sales charge                         4.93%        4.14%      5.19%
5 years                                         3.19%        3.08%      4.46%
10 years                                        4.59%        4.33%      5.37%
Maximum Sales Charge                            4.75%        5.00%       n/a
                                              Front End      CDSC
30-day SEC Yield                                4.21%        3.67%      4.67%
Taxable Equivalent Yield**                      6.97%        6.08%      7.73%
6-month income dividends per share             $0.13        $0.11      $0.14

 *Adjusted for maximum applicable sales charge.
**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

               Connecticut Municipal Bond;A         Consumer Price Index - US       Lehman Brothers Municipals
               ----------------------------         -------------------------       --------------------------
9/30/90                    9,525                              10,000                          10,000
9/30/91                   10,574                              10,339                          11,318
9/30/92                   11,466                              10,648                          12,502
9/30/93                   12,286                              10,934                          14,095
9/30/94                   12,256                              11,258                          13,751
9/30/95                   13,310                              11,545                          15,289
9/30/96                   13,951                              11,891                          16,212
9/30/97                   15,046                              12,148                          17,674
9/30/98                   16,260                              12,329                          19,214
9/30/99                   15,864                              12,653                          19,081
9/30/00                   16,645                              13,095                          20,259

Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                        Connecticut Municipal Bond Fund
                          Portfolio Manager Interview

                                    Portfolio
                                   Management
                               -----------------

                                    [PHOTO]

                                  Diane Beaver
                             Tenure: November 1999

How did the Fund perform?

Evergreen Connecticut Municipal Bond Fund's Class A shares returned 3.44% for the six-month period ended September 30, 2000. Returns do not reflect the effect of any applicable sales charges. This compared to the 3.97% return of the Lehman Brothers Municipal Bond Index and the 3.45% return of the Lehman Brothers Connecticut Municipal Bond Index for the same period. We attribute the difference in performance to the Fund's emphasis on income, yield and price stability versus total return, which is represented by the Lehman Brothers Municipal Bond Index. Further, unlike a mutual fund, an index is not subject to expenses, which lower returns.

Municipal bond prices ended the period marginally higher, masking the greater price movement that took place over the past six months. Prices rose through most of the spring and summer, as investors became increasingly confident that economic growth could remain hardy, and inflation, contained. The economy slowed from the rapid pace it exhibited in late 1999 and early 2000, calming investors' concerns that it was on a path of overheating, possibly reviving inflation. Further, economic growth remained solid, and inflation--with the exception of rising oil prices--stayed low. Limited supply also supported bond prices for most of the period. The economy's sound health produced higher tax revenues at both the federal and local levels. Ironically, this created a double-edged sword for investors. On the positive side, abundant cash flows improved the financial health of many municipalities, building stronger credits and often prompting higher ratings. As municipal balance sheets flourished, however, tax-exempt bond supply faded. In fact, at the national level, new tax-exempt supply was estimated to have fallen by 20% on a year-to-date, as of September 30, 2000. Investors were challenged to find bonds that would appropriately diversify their portfolios and carry the structures that fit their strategies, as an increasing number of municipal projects were financed through cash flow, rather than bond issuance. The supply of Connecticut municipal bonds was particularly limited. Fewer new issues came to market; and, exacerbating the situation, many new bond deals issued over the past six months were under $10 million in size. Toward the end of the period, however, several larger general market deals were issued, creating a bulge in dealer inventories and pushing prices off their highs.

The Fund's investment strategies concentrated on maximizing income and yield, and enhancing price stability. Specifically, we swapped out of longer-term bonds with lower coupons, primarily investing proceeds in intermediate-term, higher coupon bonds. This strategy both reinforced price stability and raised the average coupon in the Fund to 5.98% on September 30, 2000 from 5.80% on March 31, 2000. The Fund maintained its focus on high quality. With a few exceptions, higher quality bonds provided the best relative value, in our opinion, since lower quality bonds offered minimal yield advantage. As of September 30, 2000, the Fund's average quality was "AA+", its average maturity was 11.4 years and its duration was 6.1 years. Duration measures a fund's sensitivity to changes in interest rate changes. Lengthening duration increases interest rate sensitivity and conversely, shortening duration improves price stability.

                                    EVERGREEN
                        Connecticut Municipal Bond Fund
                          Portfolio Manager Interview

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 09/30/2000 portfolio assets)

                                    [GRAPH]

                                    AAA -- 47.0%
                                    AA -- 36.6%
                                    A -- 4.0%
                                    BBB -- 10.7%
                                    Not Rated -- 1.7%

We anticipate relatively few changes in market conditions, as investors head into the final months of 2000. Heavier supply could push municipal bond rates slightly higher--and prices modestly lower--but in general, we think rates will move within a fairly narrow range. Historically, the tax-exempt market has performed well in October. While developments in the presidential elections may affect prices, we believe the direction of oil and equity prices probably will have a greater impact. We will monitor them closely. In this environment, we intend to continue to focus on bond structure, looking for attractive opportunities to boost income.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 09/30/2000 portfolio assets)

                                    [GRAPH]

                                    General Obligation - State -- 17.1%
                                    General Obligation - Local -- 14.7%
                                    Hospital -- 14.4%
                                    Special Tax -- 15.3%
                                    Airport -- 6.8%
                                    Housing -- 5.4%
                                    Transportation -- 5.2%
                                    Water & Sewer -- 4.6%
                                    Community Development District -- 1.8%
                                    Other -- 14.7%

                                    EVERGREEN
                         New Jersey Municipal Bond Fund
                    Fund at a Glance as of September 30, 2000

                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets                                                    $209,765,689
Average Credit Quality                                                       AA-
Effective Maturity                                                     8.4 years
Average Duration                                                       7.0 years

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 9/30/2000.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 2000 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Class B. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher. The advisor is reimbursing a portion of the 12b-1 expense for Class
A. Had the expense not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders. The Fund's yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

All data is as of September 30, 2000 and is subject to change.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 7/16/1991            Class A    Class B      Class Y
Class Inception Date                          7/16/1991  1/30/1996    2/8/1996
Average Annual Returns*
6 month with sales charge                      -1.46%       -2.04%       n/a
6 month w/o sales charge                        3.43%        2.96%      3.48%
1 year with sales charge                       -0.37%       -1.32%       n/a
1 year w/o sales charge                         4.59%        3.65%      4.69%
5 years                                         3.82%        3.65%      4.93%
Since Portfolio Inception                       5.57%        5.66%      6.18%
Maximum Sales Charge                            4.75%        5.00%       n/a
                                              Front End      CDSC
30-day SEC Yield                                4.39%        3.69%      4.70%
Taxable Equivalent Yield**                      7.27%        6.11%      7.78%
6-month income dividends per share             $0.25        $0.21      $0.26

 *Adjusted for maximum applicable sales charge.
**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

               New Jersey Municipal Bond;A         Consumer Price Index - US       Lehman Brothers Municipals
               ---------------------------         -------------------------       --------------------------
7/16/91                    9,525                             10,000                          10,000
9/30/91                    9,762                             10,073                          10,264
9/30/92                   10,743                             10,374                          11,337
9/30/93                   12,194                             10,653                          12,781
9/30/94                   11,812                             10,969                          12,469
9/30/95                   13,004                             11,248                          13,864
9/30/96                   13,730                             11,586                          14,702
9/30/97                   14,733                             11,836                          16,027
9/30/98                   16,069                             12,012                          17,424
9/30/99                   15,755                             12,327                          17,303
9/30/00                   16,476                             12,758                          18,371

Comparison of a $10,000 investment in Evergreen New Jersey Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                         New Jersey Municipal Bond Fund
                          Portfolio Manager Interview

                                    Portfolio
                                   Management
                                   ----------

                                    [PHOTO]

                                 Keith Lowe, CFA
                             Tenure: November 1999

How did the Fund perform?

Evergreen New Jersey Municipal Bond Fund's Class A shares returned 3.43% for the six-month period ended September 30, 2000, lagging its benchmark, the Lehman Brothers Municipal Bond Index which returned 3.97% for the same period. Returns do not reflect the effect of any applicable sales charges. We attribute the difference in performance to the Fund's emphasis on income, yield and price stability versus total return, which is represented by the Lehman Brothers Muncipal Bond Index. Further, unlike a mutual fund, an index does not incur expenses, which will lower returns.

Market conditions were favorable for municipal bond holders over most of the past six months. Economic growth slowed from the potentially excessive pace it exhibited in late 1999 and early 2000; and inflation--with the exception of oil prices--remained low. The slower, but still solid rate of growth instilled optimism in investors that the economy's 10-year expansion could continue without a dramatic increase in inflation. Economic health also flourished at the local level. Revenues poured into local tax departments, strengthening municipal balance sheets and often prompting an improvement in municipal credit ratings.

The downside to prosperity however, was a decline in new tax-exempt supply. Municipalities had less of a need to issue bonds because of abundant tax revenues; and as a result, supply dwindled. In New Jersey, specifically, many bonds that were readily available for investment were from large issuers; and often portfolios had reached maximum positions in those names. Investors became challenged to search for bonds that would properly diversify their portfolios and also provide specific structural characteristics.

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                                    AAA -- 55.3%
                                    AA -- 22.1%
                                    A -- 4.3%
                                    BBB -- 2.4%
                                    BB -- 1.5%
                                    Not Rated -- 14.4%

Our management strategies focused on building yield and income, as well as reinforcing price stability. We reduced the Fund's positions in bonds with lower coupons, replacing them with securities with higher coupons. We also selected bonds with call dates in the 2008-2010 range, and when available, non-callable bonds. The higher coupons generated more income for the Fund and also improved price stability. The longer call dates, as well as the non-callable feature significantly increased the Fund's liquidity. The non-callable feature ensured that the securities could stay in the portfolio until they either matured, or we decided to sell them--the issuer does not have the option of "calling them away" on a pre-determined date, which is the case with most municipal bonds. Typically, the non-callable feature is highly valued by investors. As of September 30, 2000, the Fund's average rating was "AA-", its average maturity was 10.7 years and its duration was 7.0 years. Duration measures a fund's sensitivity to changes in interest

                                    EVERGREEN
                         New Jersey Municipal Bond Fund
                          Portfolio Manager Interview

rates. Lengthening duration increases a fund's sensitivity and conversely, shortening duration enhances price stability. Moving forward, we expect many of the positive trends that have been in place over the past few months to continue. We think economic growth will remain solid and municipal bond supply, limited. Although we are monitoring the price of oil closely, we think it could have less of an impact on the overall level of inflation than it has in the past. We believe the rise in oil prices could trigger a resurgence in the development and use of alternative energy sources, such as solar energy or natural gas. We also would not be surprised to see increased exploration efforts by the United States. In this environment, we intend to continue our focus on maximizing income and yield, while reinforcing price stability.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                    Transportation -- 12.3%
                    Hospital -- 11.8%
                    Port Authority -- 10.7%
                    General Obligation - Local -- 10.6%
                    Community Development District -- 8.5%
                    Housing -- 7.5%
                    Education -- 7.5%
                    Water & Sewer -- 6.8%
                    General Obligation - State -- 6.0%
                    Other -- 18.3%

                                    EVERGREEN
                        Pennsylvania Municipal Bond Fund
                    Fund at a Glance as of September 30, 2000

                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets                                                    $862,524,400
Average Credit Quality                                                        AA
Effective Maturity                                                    11.8 years
Average Duration                                                       5.7 years

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 9/30/2000.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 2000 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

The Fund's yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

All data is as of September 30, 2000 and is subject to change.

------------------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/2/
------------------------------------------------------------------------------------------
Portfolio Inception Date: 12/27/1990          Class A      Class B    Class C     Class Y
Class Inception Date                         12/27/1990   2/1/1993    2/1/1993  11/24/1997
Average Annual Returns*
6 month with sales charge                      -1.30%       -1.69%      1.31%        n/a
6 month w/o sales charge                        3.60%        3.31%      3.31%       3.72%
1 year with sales charge                       -0.52%       -0.97%      1.92%        n/a
1 year w/o sales charge                         4.41%        4.00%      3.91%       4.67%
5 years                                         3.96%        4.00%      4.31%       5.14%
Since Portfolio Inception                       6.30%        6.25%      6.24%       6.91%
Maximum Sales Charge                            4.75%        5.00%      2.00%        n/a
                                              Front End      CDSC       CDSC
30-day SEC Yield                                4.83%        4.32%      4.31%       5.33%
Taxable Equivalent Yield**                      8.00%        7.15%      7.14%       8.82%
6-month income
dividends per share                            $0.29        $0.24      $0.24       $0.30

 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                 Pennsylvania Municipal Bond;A     Consumer Price Index - US       Lehman Brothers Municipals
                 -----------------------------     -------------------------       --------------------------
12/27/90                     9,525                           10,000                          10,000
9/30/91                      10,653                          10,254                          10,850
9/30/92                      11,850                          10,561                          11,985
9/30/93                      13,646                          10,845                          13,512
9/30/94                      13,077                          11,166                          13,182
9/30/95                      14,226                          11,450                          14,656
9/30/96                      15,027                          11,794                          15,542
9/30/97                      16,397                          12,048                          16,943
9/30/98                      17,700                          12,227                          18,419
9/30/99                      17,383                          12,549                          18,292
9/30/00                      18,149                          12,987                          19,421

Comparison of a $10,000 investment in Evergreen Pennsylvania Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                        Pennsylvania Municipal Bond Fund
                           Portfolio Manager Interview

                                    Portfolio
                                   Management
                                   ----------

                                    [PHOTO]

                               Charles Jeanne, CFA
                              Tenure: November 1999

Evergreen Pennsylvania Municipal Bond Fund's Class A shares returned 3.60% for the six-month period ended September 30, 2000, lagging its benchmark, the Lehman Brothers Municipal Bond Index, which returned 3.97% for the same period. The returns do not reflect the effect of sales charges. We attribute the difference in performance to the Fund's emphasis on income, yield and price stability, versus total return, which is measured by the Lehman Brothers Municipal Bond Index. Further, unlike a mutual fund, an index is not subject to expenses, which lowers returns.

Municipal bond prices rallied and retreated, before ending the fiscal period only marginally changed. Generally, the investment environment was positive. Economic growth slowed from the potentially excessive pace that occurred in late 1999 and early 2000, but still remained solid; and inflation, despite rising oil prices, stayed well-contained. Investor confidence rose in this atmosphere. The slowdown calmed the concerns of many investors that the economy could overheat and possibly reignite inflation. Economic health also was sound at the local level. Revenues poured into local tax departments, improving municipal balance sheets and often prompting a boost in credit ratings. Prosperity had a downside for investors, however. With an abundance of tax revenues to finance projects, municipalities had less of a need to issue debt. As a result, the supply of new tax-exempt bonds shrunk, challenging investors to both find names that would properly diversify their portfolios and carry the structural characteristics they sought to meet investment objectives. Offerings for Pennsylvania municipal bonds were particularly limited, which caused the yield advantages provided by lower-rated credits to be minimal.

Our investment strategies centered on building income and yield, and enhancing price stability. We emphasized "cushion" bonds, which carry higher coupons and have limited price movement. Typically, we invested in bonds with coupons in the 5 3/4%-6% range. We added higher yielding bonds--often in the housing sector--when they met our credit standards and we believed the securities offered attractive relative value. At the same time, we limited the Fund's investment in the health care sector because of credit concerns. Another strategy which helped increase income and yield was "tax loss selling". "Tax loss selling" enabled the Fund to sell some of its lower yielding bonds and replace them at higher yields and more attractive prices, after taking into account the gain or loss of each security. As of September 30, 2000, the Fund's average quality was "AA", its effective maturity was 11.8 years and its duration was 5.7 years. Duration measures a Fund's sensitivity to interest rate changes. Lengthening duration increases sensitivity and conversely, shortening duration enhances price stability.

                                    EVERGREEN
                        Pennsylvania Municipal Bond Fund
                           Portfolio Manager Interview

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                              AAA -- 54.4%
                              AA -- 16.0%
                              A --  7.9%
                              BBB --  6.2%
                              Not Rated -- 15.5%

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                      Hospital -- 18.9%
                      Prerefunded/Escrowed --15.0%
                      Education -- 11.1%
                      General Obligation - State -- 8.0%
                      General Obligation - Local -- 7.7%
                      Industrial Development -- 7.3%
                      Water & Sewer -- 5.3%
                      Housing -- 4.9%
                      Miscellaneous Revenue -- 4.4%
                      Transportation -- 3.7%
                      Other -- 13.7%

We believe many of the trends currently in place may continue in the months ahead, keeping interest rates in a fairly narrow range. With the economy's slowdown, we expect the Federal Reserve Board to hold monetary policy steady until at least the beginning of 2001, to monitor the effects of their prior interest rate hikes. We are concerned about the high price of oil, however, and will be watching its movement closely. In this environment, we intend to continue to emphasize income, yield and price stability. Also, we intend to limit the Fund's exposure to health care, particularly if the yield advantages provided by lower-rated credits remain minimal.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                  Six Months Ended   Year Ended March 31,
                                 September 30, 2000 -------------------------
                                    (Unaudited)      2000     1999   1998 (a)
 CLASS A SHARES
 Net asset value, beginning of
  period                               $ 6.01       $ 6.38   $ 6.38   $ 6.40
                                       ------       ------   ------   ------
 Income from investment
  operations
 Net investment income                   0.14         0.26     0.26     0.07
 Net realized and unrealized
  gains or losses on securities          0.06        (0.35)    0.06    (0.02)
                                       ------       ------   ------   ------
 Total from investment
  operations                             0.20        (0.09)    0.32     0.05
                                       ------       ------   ------   ------
 Distributions to shareholders
  from
 Net investment income                  (0.13)       (0.26)   (0.26)   (0.07)
 Net realized gains                         0        (0.02)   (0.06)       0
                                       ------       ------   ------   ------
 Total distributions to
  shareholders                          (0.13)       (0.28)   (0.32)   (0.07)
                                       ------       ------   ------   ------
 Net asset value, end of period        $ 6.08       $ 6.01   $ 6.38   $ 6.38
                                       ------       ------   ------   ------
 Total return*                           3.44%       (1.47%)   5.14%    0.77%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                          $1,449       $  744   $  570   $  146
 Ratios to average net assets
   Expenses++                            0.87%+       0.86%    0.84%    0.86%+
   Net investment income                 4.67%+       4.25%    4.04%    4.38%+
 Portfolio turnover rate                   20%          86%      42%      17%

                                  Six Months Ended   Year Ended March 31,
                                 September 30, 2000 -------------------------
                                    (Unaudited)      2000     1999   1998 (b)
 CLASS B SHARES
 Net asset value, beginning of
  period                               $ 6.01       $ 6.38   $ 6.38   $ 6.44
                                       ------       ------   ------   ------
 Income from investment
  operations
 Net investment income                   0.12         0.22     0.21     0.05
 Net realized and unrealized
  gains or losses on securities          0.06        (0.35)    0.06    (0.06)
                                       ------       ------   ------   ------
 Total from investment
  operations                             0.18        (0.13)    0.27    (0.01)
                                       ------       ------   ------   ------
 Distributions to shareholders
  from

 Net investment income                  (0.11)       (0.22)   (0.21)   (0.05)
 Net realized gains                         0        (0.02)   (0.06)       0
                                       ------       ------   ------   ------
 Total distributions to
  shareholders                          (0.11)       (0.24)   (0.27)   (0.05)
                                       ------       ------   ------   ------
 Net asset value, end of period        $ 6.08       $ 6.01   $ 6.38   $ 6.38
                                       ------       ------   ------   ------
 Total return*                           3.06%       (2.21%)   4.35%   (0.21%)
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                          $1,269       $1,375   $1,180   $  331
 Ratios to average net assets
   Expenses++                            1.62%+       1.61%    1.58%    1.61%+
   Net investment income                 3.92%+       3.45%    3.25%    3.36%+
 Portfolio turnover rate                   20%          86%      42%      17%

(a) For the period from December 30, 1997 (commencement of class operations) to March 31, 1998.
(b) For the period from January 9, 1998 (commencement of class operations) to March 31, 1998.
*   Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                      Year Ended March 31,
                                 Six Months Ended  --------------------------
                                September 30, 2000                     1998
                                   (Unaudited)      2000      1999      (a)
 CLASS Y SHARES
 Net asset value, beginning of
  period                             $  6.01       $  6.38   $  6.37  $  6.32
                                     -------       -------   -------  -------
 Income from investment
  operations
 Net investment income                  0.15          0.27      0.28     0.10
 Net realized and unrealized
  gains or losses on
  securities                            0.06         (0.35)     0.07     0.05
                                     -------       -------   -------  -------
 Total from investment
  operations                            0.21         (0.08)     0.35     0.15
                                     -------       -------   -------  -------
 Distributions to shareholders
  from
 Net investment income                 (0.14)        (0.27)    (0.28)   (0.10)
 Net realized gains                        0         (0.02)    (0.06)       0
                                     -------       -------   -------  -------
 Total distributions to
  shareholders                         (0.14)        (0.29)    (0.34)   (0.10)
                                     -------       -------   -------  -------
 Net asset value, end of
  period                             $  6.08       $  6.01   $  6.38  $  6.37
                                     -------       -------   -------  -------
 Total return                           3.57%        (1.22%)    5.56%    2.39%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                        $66,128       $70,390   $73,890  $67,675
 Ratios to average net assets
   Expenses++                           0.62%+        0.61%     0.58%    0.61%+
   Net investment income                4.93%+        4.47%     4.33%    4.50%+
 Portfolio turnover rate                  20%           86%       42%      17%

(a) For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         New Jersey Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended        Year Ended March 31,
                          September 30, 2000 ------------------------------------       Year Ended            Year Ended
                             (Unaudited)      2000      1999     1998    1997 (a)   August 31, 1996 (b)   February 29, 1996
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 10.48       $ 11.16   $ 11.11  $ 10.74  $ 10.75          $ 11.01              $ 10.53
                               -------       -------   -------  -------  -------          -------              -------
 Income from investment
  operations
 Net investment income            0.25          0.51      0.51     0.53     0.31             0.28                 0.56
 Net realized and
  unrealized gains or
  losses on securities            0.10         (0.66)     0.11     0.46    (0.01)           (0.26)                0.48
                               -------       -------   -------  -------  -------          -------              -------
 Total from investment
  operations                      0.35         (0.15)     0.62     0.99     0.30             0.02                 1.04
                               -------       -------   -------  -------  -------          -------              -------
 Distributions to
  shareholders from
 Net investment income           (0.25)        (0.51)    (0.51)   (0.53)   (0.31)           (0.28)               (0.56)
 Net realized gains                  0         (0.02)    (0.06)   (0.09)       0                0                    0
                               -------       -------   -------  -------  -------          -------              -------
 Total distributions to
  shareholders                   (0.25)        (0.53)    (0.57)   (0.62)   (0.31)           (0.28)               (0.56)
                               -------       -------   -------  -------  -------          -------              -------
 Net asset value, end of
  period                       $ 10.58       $ 10.48   $ 11.16  $ 11.11  $ 10.74          $ 10.75              $ 11.01
                               -------       -------   -------  -------  -------          -------              -------
 Total return*                    3.43%        (1.33%)    5.66%    9.34%    2.83%            0.19%               10.08%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $27,783       $28,135   $33,657  $31,614  $31,434          $32,377              $41,762
 Ratios to average net assets
   Expenses++                     0.69%+        0.56%     0.50%    0.50%    0.44%+           0.34%+               0.36%
   Net investment income          4.77%+        4.72%     4.52%    4.77%    5.02%+           5.08%+               5.15%
 Portfolio turnover rate            12%           55%       40%      37%      15%               0%                   4%
                           Six Months Ended        Year Ended March 31,
                          September 30, 2000 ------------------------------------       Year Ended           Year Ended
                             (Unaudited)      2000      1999     1998    1997 (a)   August 31, 1996 (b) February 29, 1996 (c)
 CLASS B SHARES
 Net asset value,
  beginning of period          $ 10.48       $ 11.16   $ 11.11  $ 10.74  $ 10.75          $ 11.01              $ 11.08
                               -------       -------   -------  -------  -------          -------              -------
 Income from investment
  operations
 Net investment income            0.20          0.41      0.40     0.43     0.25             0.24                 0.05
 Net realized and
  unrealized gains or
  losses on securities            0.11         (0.66)     0.11     0.46        0            (0.26)               (0.07)
                               -------       -------   -------  -------  -------          -------              -------
 Total from investment
  operations                      0.31         (0.25)     0.51     0.89     0.25            (0.02)               (0.02)
                               -------       -------   -------  -------  -------          -------              -------
 Distributions to
  shareholders from
 Net investment income           (0.21)        (0.41)    (0.40)   (0.43)   (0.26)           (0.24)               (0.05)
 Net realized gains                  0         (0.02)    (0.06)   (0.09)       0                0                    0
                               -------       -------   -------  -------  -------          -------              -------
 Total distributions to
  shareholders                   (0.21)        (0.43)    (0.46)   (0.52)   (0.26)           (0.24)               (0.05)
                               -------       -------   -------  -------  -------          -------              -------
 Net asset value, end of
  period                       $ 10.58       $ 10.48   $ 11.16  $ 11.11  $ 10.74          $ 10.75              $ 11.01
                               -------       -------   -------  -------  -------          -------              -------
 Total return*                    2.96%        (2.21%)    4.71%    8.35%    2.29%           (0.20%)              (0.22%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $18,379       $19,582   $20,199  $13,645  $ 7,847          $ 2,709              $   186
 Ratios to average net assets
   Expenses++                     1.61%+        1.47%     1.41%    1.41%    1.36%+           1.28%+               0.31%+
   Net investment income          3.86%+        3.81%     3.59%    3.85%    4.07%+           4.14%+               5.23%+
 Portfolio turnover rate            12%           55%       40%      37%      15%               0%                   4%

(a) For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
(c) For the period from January 30, 1996 (commencement of class operations) to February 29, 1996.
 *  Excluding applicable sales charges.
 ++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                               Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended         Year Ended March 31,
                          September 30, 2000 ---------------------------------------      Year Ended           Year Ended
                             (Unaudited)       2000       1999      1998    1997 (a)  August 31, 1996 (b) February 29, 1996 (c)
 CLASS Y SHARES
 Net asset value,
  beginning of period          $  10.48      $  11.16   $  11.11  $  10.74   $10.75         $11.01               $11.14
                               --------      --------   --------  --------   ------         ------               ------
 Income from investment
  operations
 Net investment income             0.25          0.52       0.52      0.54     0.32           0.28                 0.03
 Net realized and
  unrealized gains or
  losses on securities             0.11         (0.66)      0.11      0.46    (0.01)         (0.26)               (0.13)
                               --------      --------   --------  --------   ------         ------               ------
 Total from investment
  operations                       0.36         (0.14)      0.63      1.00     0.31           0.02                (0.10)
                               --------      --------   --------  --------   ------         ------               ------
 Distributions to
  shareholders from
 Net investment income            (0.26)        (0.52)     (0.52)    (0.54)   (0.32)         (0.28)               (0.03)
 Net realized gains                   0         (0.02)     (0.06)    (0.09)       0              0                    0
                               --------      --------   --------  --------   ------         ------               ------
 Total distributions to
  shareholders                    (0.26)        (0.54)     (0.58)    (0.63)   (0.32)         (0.28)               (0.03)
                               --------      --------   --------  --------   ------         ------               ------
 Net asset value, end of
  period                       $  10.58      $  10.48   $  11.16  $  11.11   $10.74         $10.75               $11.01
                               --------      --------   --------  --------   ------         ------               ------
 Total return                      3.48%        (1.23%)     5.76%     9.44%    2.88%          0.20%               (0.87%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $163,603      $168,632   $123,419  $105,331   $9,436         $9,076               $   18
 Ratios to average net
  assets
  Expenses++                       0.60%+        0.47%      0.41%     0.41%    0.36%+         0.31%+               0.31%+
  Net investment income            4.86%+        4.83%      4.61%     4.79%    5.08%+         5.12%+               5.28%+
 Portfolio turnover rate             12%           55%        40%       37%      15%             0%                   4%

(a) For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
(c) For the period from February 8, 1996 (commencement of class operations) to February 29, 1996.
 ++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                               Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended           Year Ended March 31,
                          September 30, 2000 --------------------------------------------
                             (Unaudited)      2000      1999     1998     1997     1996
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 10.89       $ 11.66   $ 11.70  $ 11.14  $ 11.15  $ 10.91
                               -------       -------   -------  -------  -------  -------
 Income from investment
  operations
 Net investment income            0.28          0.54      0.51     0.55     0.59     0.60
 Net realized and
  unrealized gains or
  losses on securities            0.11         (0.76)     0.10     0.55    (0.01)    0.23
                               -------       -------   -------  -------  -------  -------
 Total from investment
  operations                      0.39         (0.22)     0.61     1.10     0.58     0.83
                               -------       -------   -------  -------  -------  -------
 Distributions to
  shareholders from
Net investment income           (0.29)        (0.54)    (0.51)   (0.54)   (0.59)   (0.59)
Net realized gains                  0         (0.01)    (0.14)       0        0        0
                               -------       -------   -------  -------  -------  -------
 Total distributions to
  shareholders                   (0.29)        (0.55)    (0.65)   (0.54)   (0.59)   (0.59)
                               -------       -------   -------  -------  -------  -------
 Net asset value, end of
  period                       $ 10.99       $ 10.89   $ 11.66  $ 11.70  $ 11.14  $ 11.15
                               -------       -------   -------  -------  -------  -------
 Total return*                    3.60%        (1.86%)    5.36%   10.02%    5.30%    7.66%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $34,499       $32,796   $28,646  $24,119  $24,535  $28,710
 Ratios to average net
  assets
  Expenses++                      0.65%+        0.73%     0.82%    0.76%    0.76%    0.76%
  Net investment income           5.10%+        4.89%     4.36%    4.79%    5.26%    5.29%
 Portfolio turnover rate             9%           28%       69%      54%      84%      55%


                           Six Months Ended           Year Ended March 31,
                          September 30, 2000 --------------------------------------------
                             (Unaudited)      2000      1999     1998     1997     1996
CLASS B SHARES
 Net asset value,
  beginning of period          $ 10.80       $ 11.52   $ 11.55  $ 10.99  $ 11.00  $ 10.81
                               -------       -------   -------  -------  -------  -------
Income from investment
  operations
Net investment income             0.23          0.45      0.42     0.46     0.49     0.51
Net realized and
 unrealized gains or
  losses on securities            0.12         (0.70)     0.11     0.54    (0.01)    0.22
                               -------       -------   -------  -------  -------  -------
 Total from investment
  operations                      0.35         (0.25)     0.53     1.00     0.48     0.73
                               -------       -------   -------  -------  -------  -------
Distributions to
  shareholders from
 Net investment income           (0.24)        (0.46)    (0.42)   (0.44)   (0.49)   (0.54)
 Net realized gains                  0         (0.01)    (0.14)       0        0        0
                               -------       -------   -------  -------  -------  -------
 Total distributions to
  shareholders                   (0.24)        (0.47)    (0.56)   (0.44)   (0.49)   (0.54)
                               -------       -------   -------  -------  -------  -------
 Net asset value, end of
  period                       $ 10.91       $ 10.80   $ 11.52  $ 11.55  $ 10.99  $ 11.00
 Total return*                    3.31%        (2.23%)    4.68%    9.27%    4.50%    6.84%
                                -------       -------   -------  -------  -------  -------
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $34,566       $35,334   $37,823  $37,036  $37,215  $37,719
 Ratios to average net
  assets
  Expenses++                      1.40%+        1.48%     1.58%    1.52%    1.51%    1.48%
  Net investment income           4.35%+        4.11%     3.60%    4.04%    4.50%    4.55%
 Portfolio turnover rate             9%           28%       69%      54%      84%      55%

*  Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
+  Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                               Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended         Year Ended March 31,
                          September 30, 2000 ---------------------------------------
                             (Unaudited)      2000     1999    1998    1997    1996
 CLASS C SHARES
 Net asset value,
  beginning of period           $10.82       $11.55   $11.59  $11.02  $11.03  $10.83
                                ------       ------   ------  ------  ------  ------
 Income from investment
  operations
 Net investment income            0.23         0.45     0.42    0.45    0.47    0.51
 Net realized and
  unrealized gains or
  losses on securities            0.12        (0.71)    0.10    0.57    0.01    0.23
                                ------       ------   ------  ------  ------  ------
 Total from investment
  operations                      0.35        (0.26)    0.52    1.02    0.48    0.74
                                ------       ------   ------  ------  ------  ------
 Distributions to
  shareholders from
 Net investment income           (0.24)       (0.46)   (0.42)  (0.45)  (0.49)  (0.54)
 Net realized gains                  0        (0.01)   (0.14)      0       0       0
                                ------       ------   ------  ------  ------  ------
 Total distributions to
  shareholders                   (0.24)       (0.47)   (0.56)  (0.45)  (0.49)  (0.54)
                                ------       ------   ------  ------  ------  ------
 Net asset value, end of
  period                        $10.93       $10.82   $11.55  $11.59  $11.02  $11.03
                                ------       ------   ------  ------  ------  ------
 Total return*                    3.31%       (2.31%)   4.59%   9.34%   4.49%   6.92%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)            $5,311       $5,726   $6,945  $6,414  $6,830  $9,675
 Ratios to average net
  assets
  Expenses++                      1.40%+       1.48%    1.58%   1.52%   1.51%   1.48%
  Net investment income           4.34%+       4.11%    3.60%   4.05%   4.52%   4.57%
 Portfolio turnover rate             9%          28%      69%     54%     84%     55%

                              Six Months Ended     Year Ended March 31,
                             September 30, 2000 -----------------------------
                                (Unaudited)       2000       1999    1998 (a)
 CLASS Y SHARES
 Net asset value, beginning
  of period                       $  10.89      $  11.66   $  11.70  $  11.60
                                  --------      --------   --------  --------
 Income from investment
  operations
 Net investment income                0.30          0.57       0.54      0.19
 Net realized and
  unrealized gains or
  losses on securities                0.10         (0.76)      0.10      0.10
                                  --------      --------   --------  --------
 Total from investment
  operations                          0.40         (0.19)      0.64      0.29
                                  --------      --------   --------  --------
 Distributions to
  shareholders from
 Net investment income               (0.30)        (0.57)     (0.54)    (0.19)
 Net realized gains                      0         (0.01)     (0.14)        0
                                  --------      --------   --------  --------
 Total distributions to
  shareholders                       (0.30)        (0.58)     (0.68)    (0.19)
                                  --------      --------   --------  --------
 Net asset value, end of
  period                          $  10.99      $  10.89   $  11.66  $  11.70
                                  --------      --------   --------  --------
 Total return                         3.72%        (1.62%)     5.63%     2.54%
 Ratios and supplemental
  data
 Net assets, end of period
  (thousands)                     $788,148      $796,576   $181,919  $152,960
 Ratios to average net
  assets
  Expenses++                          0.40%+        0.47%      0.57%     0.59%+
  Net investment income               5.33%+        5.20%      4.61%     4.75%+
 Portfolio turnover rate                 9%           28%        69%       54%

(a) For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
 *  Excluding applicable sales charges.
 ++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                            Schedule of Investments
                         September 30, 2000 (Unaudited)

                                                 Credit  Principal
                                                 Rating/\  Amount      Value
MUNICIPAL OBLIGATIONS - 97.8%
Airport - 6.8%
  Connecticut Arpt. RB, Bradley Intl. Arpt.,
   7.65%, 10/01/2012............................   AAA   $4,250,000 $ 4,709,468
                                                                    -----------
Community Development District - 1.8%
  Connecticut Dev. Auth. RB, Mary Wade Home,
   Ser. A:
   5.60%, 12/01/2007............................   NR       200,000     194,332
   5.70%, 12/01/2008............................   NR       100,000      97,009
   6.375%, 12/01/2018...........................   NR     1,000,000     964,800
                                                                    -----------
                                                                      1,256,141
                                                                    -----------
Continuing Care Retirement Community - 5.5%
  Connecticut Dev. Mtge. Auth. RB, Church Homes,
   Inc. Proj., 5.80%, 04/01/20..................   BBB    2,000,000   1,681,640
                                                                    -----------
  Connecticut Hlth. & Edl. Facs. RB, Eastern CT
   Hlth. Network, Ser. A, 6.375%, 07/01/2016....   AA     2,000,000   2,127,080
                                                                    -----------
Education - 1.5%
  Connecticut Hlth. & Edl. Facs. RB, Kent Sch.
   Corp., Ser. B, 5.50%, 07/01/20...............   AAA    1,000,000   1,008,320
                                                                    -----------
General Obligation - Local - 14.7%
  Bristol, CT GO, 5.00%, 06/15/2005, (Insd. by
   FGIC)........................................   AA       130,000     132,667
  Cheshire, CT GO, 5.75%, 08/15/2009............   NR       275,000     288,082
  Cmnwlth. of Puerto Rico GO:
   5.50%, 07/01/2008, (Insd. by MBIA)...........   AAA      205,000     218,973
   6.50%, 07/01/2014, (Insd. by MBIA)...........   AAA    2,000,000   2,297,780
  Guilford, CT GO, 5.00%, 11/15/2007............   NR       525,000     533,379
  Hamden, CT GO:
   5.375%, 08/15/2010, (Insd. by MBIA)..........   AAA    1,000,000   1,038,220
   5.40%, 08/15/2011, (Insd. by MBIA)...........   AAA    1,275,000   1,318,783
  Middletown, CT GO, 6.00%, 04/15/2007..........   AA     1,000,000   1,077,150
  Milford, CT GO, 5.20%, 01/15/2013.............   AA       500,000     507,225
  Montville, CT GO, 5.25%, 12/01/2008...........   NR       300,000     314,178
  Naugatuck, CT GO, 5.40%, 03/15/2008...........   A+       250,000     260,190
  Putnam, CT GO, 5.60%, 11/15/2000, (Insd. by
   MBIA)........................................   AAA      385,000     385,666
  Wallingford, CT GO:
   5.50%, 06/15/2008............................   AA       170,000     179,517
   5.60%, 06/15/2009............................   AA       170,000     179,858
  Waterbury, CT GO:
   6.00%, 02/01/2012............................   AA       645,000     678,353
   6.00%, 02/01/2013............................   AA       680,000     711,083
                                                                    -----------
                                                                     10,121,104
                                                                    -----------
General Obligation - State - 17.1%
  Cheshire, CT GO, 5.375%, 10/15/2013...........   NR       660,000     671,259
  Cmnwlth. of Puerto Rico, GO, Pub. Impt.,
   5.375%, 07/01/2025...........................   A      1,000,000     966,070
  Connecticut GO:
   6.00%, 11/15/2002............................   AA       500,000     516,050
   6.00%, 04/15/2013............................   AA     3,000,000   3,234,660
   6.25%, 05/15/2006............................   AA     3,000,000   3,239,690
   Ser. A, 5.60%, 11/15/2009....................   AA     2,000,000   2,077,360
   Ser. A, 6.00%, 03/01/2006....................   AA     1,000,000   1,065,480
                                                                    -----------
                                                                     11,770,569
                                                                    -----------

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                 Credit  Principal
                                                 Rating/\  Amount      Value
MUNICIPAL OBLIGATIONS - (continued)
Hospital - 14.5%
  Connecticut Hlth. & Edl. Facs. RB:
   6.25%, 07/01/2006............................   AAA   $1,170,000 $ 1,262,863
   Greenwich Hosp. Assn., Ser. A, 5.40%,
    07/01/2009..................................   AAA      500,000     516,255
   Hosp. for Spl. Care, Ser. B, 5.125%,
    07/01/2007..................................   BBB    2,000,000   1,915,860
   Hosp. of St. Raphael, Ser. H, 5.00%,
    07/01/2006, (Insd. by AMBAC)................   AAA    1,000,000   1,014,400
   Lawrence & Mem. Hosp., Ser. D, 4.875%,
    07/01/2007..................................   AAA      625,000     626,925
   New Britain Gen. Hosp., Ser. B, 5.875%,
    07/01/2008, (Insd. by AMBAC)................   AAA      250,000     262,585
   5.90%, 07/01/2008, (Insd. by MBIA)...........   AAA    1,000,000   1,051,580
   6.05%, 07/01/2010, (Insd. by MBIA)...........   AAA      250,000     263,282
   Stamford Hosp., Ser. F, 5.25%, 07/01/2011....   AAA    1,000,000   1,016,470
   Veterans Mem. Med. Ctr., Ser. A, 5.375%,
    07/01/2014..................................   AAA    1,000,000   1,005,260
   Yale New Haven Hosp., Ser. H, 5.625%,
    07/01/2016..................................   AAA    1,000,000   1,011,490
                                                                    -----------
                                                                      9,946,970
                                                                    -----------
Housing - 5.4%
  Connecticut HFA RB:
   5.70%, 06/15/2020............................   AAA      315,000     314,600
   5.75%, 11/15/2021............................   AA       750,000     742,702
   6.00%, 11/15/2027............................   AA       425,000     427,950
   Ser. A-2, 5.40%, 05/15/2002..................   AA       275,000     277,931
   Ser. C-1, 5.75%, 05/15/2005..................   AA       100,000     103,517
   Ser. D-1, 5.75%, 11/15/2017..................   AA       550,000     548,768
   Ser. E-1, 5.90%, 05/15/2019..................   AA     1,300,000   1,319,578
                                                                    -----------
                                                                      3,735,046
                                                                    -----------
Pre-Refunded - 3.2%
  Connecticut GO, Ser. C, 5.875%, 08/15/2009....   AA       200,000     211,210
  Connecticut Hlth. & Edl. Facs. RB, Ser. A:
   Choate Rosemary Hall, Ser. A, 6.50%,
    07/01/2009, (Insd. by MBIA).................   AAA      225,000     241,952
   Westminster Sch., Ser. A, 5.50%, 07/01/2016..   AAA    1,500,000   1,502,670
  Guam Pwr. Auth. RB, Ser. A, 5.90%, 10/01/2008,
   (Insd. by AMBAC).............................   AAA      250,000     268,600
                                                                    -----------
                                                                      2,224,432
                                                                    -----------
Sales Tax - 15.3%
  Connecticut Dev. Auth. Spl. Obl. RB, State
   General Fund, Ser. A, 5.50%, 05/01/2008,
   (Insd. by FGIC)..............................   AAA      890,000     930,344
  Connecticut Spl. Tax Obl. RB, Trans.
   Infrastructure:
   Ser. A, 6.00%, 06/01/2006, (Insd. by FGIC)...   AAA    1,000,000   1,068,610
   Ser. B, 6.50%, 10/01/2010....................   AA-    3,905,000   4,381,371
   Ser. C, 6.00%, 10/01/2008....................   AAA    3,800,000   4,123,798
                                                                    -----------
                                                                     10,504,123
                                                                    -----------

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                       Schedule of Investments(continued)
                         September 30, 2000 (Unaudited)

                                                  Credit  Principal
                                                  Rating/\  Amount      Value
MUNICIPAL OBLIGATIONS - (continued)
Student Loan - 2.2%
  Connecticut Higher Ed. Loan Auth. RB, Ser. A:
   7.00%, 11/15/2000.............................   NR    $  285,000 $   285,724
   Family Ed. Loan Program, Ser. A, 5.375%,
    11/15/2008...................................   NR     1,205,000   1,213,194
                                                                     -----------
                                                                       1,498,918
                                                                     -----------
Transportation - 5.2%
  Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB,
   Ser. Y, 6.25%, 07/01/2014, (Insd. by MBIA)....   AAA    1,425,000   1,602,028
  Hartford, CT Parking Sys. RB, 6.40%,
   07/01/2020....................................   BBB    2,000,000   2,005,500
                                                                     -----------
                                                                       3,607,528
                                                                     -----------
Water & Sewer - 4.6%
  Bristol, CT GO, 5.25%, 06/15/2008..............   AA       355,000     370,045
  Cmnwlth. of Puerto Rico, Aqueduct & Swr. Auth.
   RB, 5.20%, 07/01/2008, (Insd. by MBIA)........   AAA    1,000,000   1,048,670
  Saint Charles Parish, LA PCRB, 7.35%,
   11/01/2022....................................   BBB    1,675,000   1,747,243
                                                                     -----------
                                                                       3,165,958
                                                                     -----------
    Total Municipal Obligations (cost
     $66,281,137)................................                     67,357,297
                                                                     -----------

                                                          Shares      Value
SHORT-TERM INVESTMENTS - 1.7%
MUTUAL FUND SHARES - 1.7%
  Evergreen Select Municipal Money Market Fund o (cost
 $1,142,633)...........................................  1,142,633   1,142,633
                                                                   -----------
Total Investments - (cost $67,423,770) - 99.5%....................  68,499,930
Other Assets and Liabilities - 0.5%...............................     346,234
                                                                   -----------
Net Assets - 100.0%............................................... $68,846,164
                                                                   -----------

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                            Schedule of Investments
                         September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - 98.0%
Airlines - 1.4%
  New Jersey EDA RB, Continental Airlines, Inc.
   Proj., 6.625%, 09/15/2012...................  BB     $3,000,000  $ 3,043,200
                                                                   ------------
Community Development District - 8.4%
  New Jersey EDA RB:
   1st Mtge., Fellowship Village, Ser. A:
   5.20%, 01/01/2009...........................  BBB-      530,000      481,282
   5.30%, 01/01/2010...........................  BBB-      585,000      526,202
   1st Mtge., Keswick Pines:
   5.00%, 01/01/2002...........................  NR        805,000      793,424
   5.10%, 01/01/2003...........................  NR        845,000      821,839
   5.70%, 01/01/2018...........................  NR      5,900,000    4,838,767
   1st Mtge., Reformed Church, 5.375%,
    12/01/2018.................................  BBB     1,400,000    1,157,296
   1st Mtge., The Evergreens:
   6.00%, 10/01/2017...........................  NR        680,000      584,630
   6.00%, 10/01/2022...........................  NR      4,110,000    3,450,591
   Dept. of Human Svcs. Ser. A, 5.70%,
    07/01/2012.................................  A       2,430,000    2,483,266
   Franciscan Oaks Proj., 5.60%, 10/01/2012....  NR      1,000,000      900,020
   Performing Arts Ctr. Proj. Ser C, 5.50%,
    06/15/2013, (Insd. by AMBAC)...............  AAA       500,000      511,940
   Rutgers State Univ. Civic Ctr., 6.125%,
    07/01/2024.................................  AAA        55,000       57,055
   Trans. Proj. Ser. A, 5.75%, 05/01/2011,
    (Insd. by FSA).............................  AAA     1,000,000    1,069,520
                                                                   ------------
                                                                     17,675,832
                                                                   ------------
Continuing Care Retirement Community - 2.4%
  New Jersey Edl. Facs. Auth. RB:
   5.125%, 09/01/2010..........................  AAA     2,000,000    2,030,760
   6.20%, 07/01/2017, (Insd. by AMBAC).........  AAA       500,000      516,330
   6.375%, 07/01/2022..........................  AAA     1,500,000    1,575,885
   Princeton Univ. Ser. A, 5.75%, 07/01/2009...  AAA       250,000      258,225
   Stevens Institute Technology, Ser. I, 5.00%,
    07/01/2009.................................  A         200,000      199,004
   Trenton State College, Ser. B, 5.80%,
    07/01/2009, (Insd. by AMBAC)...............  AAA       500,000      525,360
                                                                   ------------
                                                                      5,105,564
                                                                   ------------
Education - 7.4%
  Atlantic Cnty., NJ GO, Special Svs.
   Vocational Sch.,
   5.70%, 08/01/2006, (Insd. by MBIA)..........  AAA       300,000      316,239
  Franklin Township, NJ Sch. Dist. GO:
   5.40%, 07/15/2024, (Insd. by FSA)...........  AAA     1,455,000    1,430,003
   6.20%, 04/01/2005...........................  AA        500,000      533,350
  Freehold, NJ Regl. High Sch., GO:
   5.60%, 03/01/2012...........................  AAA     1,630,000    1,706,203
   5.60%, 03/01/2013...........................  AAA     1,065,000    1,107,472
  Hamilton Township, Atlantic City., NJ Sch.
   Dist. GO, 5.875%,12/15/2006, (Insd. by
   FGIC).......................................  AAA     1,000,000    1,044,950

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
Education - continued
  Hunterdon, NJ Central Regl. High Sch. Dist.
   GO, 5.65%, 05/01/2014, (Insd. by FSA).......   AAA   $1,000,000 $  1,027,250
  Mercer Cnty., NJ Impt. Auth. RB, Spl. Svcs.
   Sch. Dist. Ser. A:
   5.40%, 12/15/2003...........................   AA-      500,000      513,730
   5.95%, 12/15/2012...........................   AA-      500,000      541,075
  Millburn Township, NJ Board of Ed. GO, 5.35%,
   07/15/2011..................................   AA       960,000      997,440
  New Jersey Higher Ed. Facs. RB, Student Loan
   Prog., 5.80%, 06/01/2016....................   AAA      880,000      900,134
  No. Brunswick Township, NJ Board of Ed. GO:
   6.30%, 02/01/2012...........................   AA       150,000      159,794
   7.15%, 12/15/2004...........................   AA       250,000      274,170
  Randolph Township, NJ, Sch. Dist. GO, 6.30%,
   03/15/2006, (Insd. by FSA)..................   AAA      500,000      540,825
  Rutgers St. Univ. RB, Ser. 1, 5.25%,
   05/01/2012..................................   AA       500,000      503,825
  So. Brunswick Township, NJ, Board of Ed. GO,
   6.40%, 08/01/2011, (Insd. by FGIC)..........   AAA    1,000,000    1,077,220
  Tinton Falls, NJ, Sch. GO:
   5.85%, 10/15/2002, (Insd. by MBIA)..........   AAA      490,000      503,833
   5.85%, 10/15/2004, (Insd. by MBIA)..........   AAA      745,000      782,637
  Toms River, NJ GO, Board of Ed., Sch. Bond
   Reserve Act, 5.75%, 07/15/2019, (Insd. by
   FGIC).......................................   AAA    1,095,000    1,160,470
  Washington Township, NJ Board of Ed. GO,
   7.50%, 04/15/2009...........................   AA       130,000      152,767
  West Morris, NJ GO, Regl. High Sch. Dist.,
   5.875%, 01/15/2001..........................   AA       200,000      200,886
                                                                   ------------
                                                                     15,474,273
                                                                   ------------
General Obligation - Local - 10.5%
  Bergen Cnty., NJ GO:
   5.25%, 10/01/2010...........................   NR     1,000,000    1,028,900
   6.25%, 11/15/2000...........................   NR       200,000      200,478
  Bergen Cnty., NJ, Util. Auth., Wtr. &
   Pollution Control RB, 5.625%,12/15/2004,
   (Insd. by FGIC).............................   AAA      500,000      521,130
  Branchburg Township, NJ GO, 6.45%,
   08/01/2005..................................   NR       160,000      171,651
  Bridgewater Township, NJ GO, 6.40%,
   07/15/2001..................................   AA       400,000      406,308
  Brigantine, NJ GO, 6.35%, 08/01/2004, (Insd.
   by MBIA)....................................   AAA      500,000      519,460
  Cape May Cnty., NJ GO, 5.85%, 04/15/2002,
   (Insd. by AMBAC)............................   AAA      500,000      510,400
  Cherry Hill Township, NJ GO:
   5.375%, 07/01/2021..........................   AAA    1,000,000      993,110
   5.50%, 07/01/2013...........................   A        500,000      508,310
   5.90%, 06/01/2005...........................   NR        50,000       52,047
   6.00%, 06/01/2006...........................   NR       500,000      521,110
  Cmnwlth. of Puerto Rico GO, 6.50%,
   07/01/2008, (Insd. by MBIA).................   AAA    1,115,000    1,261,879
  Eatontown, NJ GO, 6.70%, 10/01/2004..........   NR       250,000      268,063

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
General Obligation - Local - continued
  Essex Cnty., NJ Impt. Auth. RB:
   5.80%, 11/01/2007...........................   AA    $  500,000 $    529,410
   6.65%, 12/01/2000, (Insd. by AMBAC).........   AAA      325,000      326,232
  Flemington Raritan, NJ Sch. Dist. GO, 5.70%,
   05/01/2006..................................   AA        50,000       52,767
  Franklin Township, NJ GO:
   5.60%, 11/01/2005...........................   AA-    1,355,000    1,406,964
   5.90%, 11/01/2008...........................   AA-      160,000      167,072
  Gloucester Township, NJ GO:
   5.45%, 07/15/2007, (Insd. by AMBAC).........   AAA      500,000      523,485
   6.375%, 09/15/2004, (Insd. by AMBAC)........   AAA      500,000      516,070
  Hunterdon Cnty., NJ GO, 5.50%, 12/01/2002....   NR       500,000      511,660
  Kearny, NJ GO, 6.30%, 02/01/2002.............   AAA      225,000      230,447
  Lakewood Township, NJ Sch. Dist. GO, 6.25%,
   02/15/2012, (Insd. by AMBAC)................   AAA      400,000      442,592
  Middletown Township, NJ GO, 5.20%,
   08/01/2007..................................   AA       335,000      345,073
  Montgomery Township, NJ GO, 6.75%,
   06/01/2002..................................   NR       200,000      207,286
  Morris Cnty., NJ GO, 6.00%, 07/15/2004.......   AAA    1,000,000    1,053,130
  No. Brunswick Township, NJ GO:
   6.00%, 12/01/2008...........................   NR     1,000,000    1,049,770
   6.125%, 05/15/2004..........................   NR       350,000      364,532
  Ocean Cnty, NJ GO:
   5.90%, 03/15/2003, (Insd. by MBIA)..........   AAA      500,000      516,430
   6.375%, 04/15/2003..........................   NR       250,000      261,358
   Ser. A, 6.25%, 10/01/2010...................   NR     1,000,000    1,037,550
  Orange Township, NJ GO, 6.60%, 02/01/2007,
   (Insd. by FSA)..............................   AAA      500,000      523,260
  Passaic Cnty., NJ GO, 5.40%, 12/01/2002,
   (Insd. by MBIA).............................   AAA      500,000      510,320
  Paterson, NJ GO, 6.20%, 02/15/2002, (Insd. by
   FSA)........................................   AAA      500,000      511,335
  Sparta Township, NJ GO, 5.80%, 09/01/2023,
   (Insd. by MBIA).............................   AAA    1,100,000    1,164,790
  Sussex Cnty, NJ GO, 6.00%, 04/01/2002, (Insd.
   by AMBAC)...................................   AAA      500,000      511,165
  Totowa, NJ GO, 7.20%, 01/15/2001.............   NR       200,000      201,510
  Trenton, NJ GO, 6.55%, 08/15/2009, (Insd. by
   MBIA).......................................   AAA      500,000      527,890
  Voorhees Township, NJ GO:
   5.95%, 07/15/2007...........................   AA       370,000      396,518
   6.875%, 09/01/2004..........................   NR       200,000      216,224
  Winslow Township, NJ GO:
   6.10%, 10/01/2002, (Insd. by FGIC)..........   AAA      400,000      412,840
   6.50%, 10/01/2018, (Insd. by FGIC)..........   AAA      500,000      528,615
                                                                   ------------
                                                                     22,009,141
                                                                   ------------

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount        Value

MUNICIPAL OBLIGATIONS - continued
General Obligation - State - 5.9%
  New Jersey GO:
   4.75%, 03/01/2015...........................   AA+   $  890,000 $    828,287
   6.25%, 08/01/2006...........................   AA+      500,000      520,295
   6.60%, 08/01/2021...........................   A+       300,000      307,902
   Ser. D, 5.80%, 02/15/2007...................   AA+      500,000      530,825
   Ser. E, 6.00%, 07/15/2009...................   AA+    6,500,000    7,068,295
   Ser. F, 5.50%, 08/01/2011...................   AA+    3,000,000    3,142,050
                                                                   ------------
                                                                     12,397,654
                                                                   ------------
Hospital - 11.7%
  Monmouth Cnty., NJ, Hlth. Care Facs. Fin.
   Auth. RB, Correctional Facs. Monmouth Proj.:
   6.40%, 08/01/2008...........................   AAA      800,000      828,808
   6.40%, 08/01/2009...........................   AAA      200,000      207,202
  New Jersey Hlth. Care Facs. Fin. Auth. RB:
   AHS Hosp. Corp., Ser. A, 6.00%, 07/01/2011,
    (Insd. by AMBAC)...........................   AAA    1,345,000    1,446,440
   Burdette Tomlin Mem. Hosp., 5.60%,
    07/01/2019.................................   NR     3,825,000    3,652,072
   Cummunity Med. Ctr., 4.75%, 07/01/2019......   AAA      500,000      445,140
   Hackensack Univ. Medical Ctr., 5.875%,
    01/01/2015.................................   NR     1,000,000    1,011,800
   Meridian Hlth. Sys. Obl. Group, 5.50%,
    07/01/2010, (Insd. by FSA).................   AAA    3,750,000    3,916,612
   Meridian Hlth. Sys. Obligation Group,
    5.625%, 07/01/2011,
    (Insd. by FSA).............................   AAA    6,235,000    6,527,546
   Robert Wood Johnson Univ. Hosp. Proj.,
    5.70%, 07/01/2020..........................   A+     2,000,000    1,964,920
   St. Josephs Hosp. & Med. Ctr., Ser. A,
    5.70%, 07/01/2011..........................   AAA    1,000,000    1,040,290
  New Jersey Hlth. Care Facs. Fin. RB:
   Atlantic City Med. Ctr., Ser. C, 6.30%,
    07/01/2001.................................   A-     3,365,000    3,397,910
   Bridgeton Hosp., 6.00%, 07/01/2013..........   AAA       50,000       53,672
   Burlington Cnty. Mem. Hosp. Proj., Ser. B,
    6.00%, 07/01/2012..........................   AAA       50,000       53,776
                                                                   ------------
                                                                     24,546,188
                                                                   ------------
Housing - 7.4%
  New Jersey Bldg. Auth. State Bldg. RB:
   5.00%, 06/15/2013...........................   AA     1,000,000      983,310
   6.75%, 06/15/2002...........................   AA       100,000      103,657
  New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
   Ser. E1:
   5.35%, 11/01/2013...........................   AAA    3,000,000    3,023,970
   5.45%, 11/01/2014...........................   AAA    1,000,000    1,007,650
   5.70%, 05/01/2020...........................   AAA      500,000      504,075
   Ser. E2, 5.70%, 11/01/2020..................   AAA    1,000,000    1,008,150

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
Housing - continued
  New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Home
   Buyer Ser. AA:
   5.30%, 10/01/2008, (Insd. by MBIA)..........   AAA   $3,140,000 $  3,200,696
   5.40%, 10/01/2009, (Insd. by MBIA)..........   AAA    4,385,000    4,483,356
  New Jersey Hsg. & Mtge., Fin Agcy. MHRB, Ser.
   B, 6.05%, 11/01/2017, (Insd. by FSA)........   AAA      750,000      769,440
  New Jersey Hsg. Fin. Agcy. GO, Ser. A, 6.70%,
   11/01/2004..................................   AA-      400,000      412,608
                                                                   ------------
                                                                     15,496,912
                                                                   ------------
Lease - 2.5%
  Camden Cnty., NJ Imp. Auth. Lease RB:
   5.60%, 12/01/2004...........................   NR       500,000      515,555
   5.625%, 10/01/2015, (Insd. by MBIA).........   AAA      500,000      507,360
  Essex Cnty., NJ Impt. Auth. Lease RB,
   Correctional Fac. Proj., 5.75%, 10/01/2012,
   (Insd. by FGIC).............................   NR     3,090,000    3,275,709
  Mercer Cnty., NJ Impt. Auth. RB, Govt.
   Leasing, 5.40%, 12/01/2005..................   AA-      900,000      927,675
                                                                   ------------
                                                                      5,226,299
                                                                   ------------
Port Authority - 10.6%
  Delaware River & Bay Auth. RB:
   5.40%, 01/01/2016, (Insd. by FGIC)..........   AAA    1,000,000    1,001,690
   5.70%, 01/01/2019...........................   AAA      750,000      767,452
  Delaware River Joint Toll Bridge Commission,
   PA Bridge RB:
   6.00%, 07/01/2002, (Insd. by FGIC)..........   AAA      300,000      307,542
   6.25%, 07/01/2012...........................   AAA      475,000      486,704
  Delaware River Port Auth., PA & NJ RB:
   5.40%, 01/01/2015, (Insd. by FGIC)..........   AAA    2,500,000    2,511,700
   5.40%, 01/01/2016, (Insd. by FGIC)..........   AAA    1,000,000    1,001,690
  Jersey City, NJ GO, Wtr. Ser. A, 5.30%,
   10/01/2009, (Insd. by AMBAC)................   AAA      250,000      258,395
  Port Auth., NY & NJ RB:
   Ser. 78, 6.20%, 10/15/2003..................   AA-      300,000      310,230
   Ser. 81, 5.70%, 08/01/2007..................   AA-       50,000       51,300
   Ser. 94, 5.60%, 12/01/2009..................   AA-      650,000      673,738
   Ser. 108, 6.00%, 07/15/2008.................   AA-    7,275,000    7,746,784
   Spl. Obl., JFK Intl. Arpt. Terminal, Ser. 6:
   5.75%, 12/01/2025...........................   AAA    5,000,000    5,031,650
   5.90%, 12/01/2017, (Insd. by MBIA)..........   AAA    2,000,000    2,060,620
  West Windsor Township, NJ Pkg. Auth. RB,
   6.10%, 12/01/2012...........................   NR        50,000       53,053
                                                                   ------------
                                                                     22,262,548
                                                                   ------------
Power - 0.2%
  Cmnwlth. of Puerto Rico GO, Elec. & Pwr Auth.
   RB, Ser. P, 7.00%, 07/01/2021...............   AAA      500,000      521,330
                                                                   ------------

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
Pre-Refunded - 1.4%
  Bayonne, NJ GO, 5.90%, 05/01/2008............  AAA    $  150,000 $    157,669
  Cmnwlth. of Puerto Rico GO, 6.50%,
   07/01/2023..................................  AAA     1,000,000    1,089,700
  Gloucester Cnty., NJ GO:
   6.25%, 02/01/2006, (Insd. by MBIA)..........  AAA       300,000      312,606
   6.25%, 02/01/2008, (Insd. by MBIA)..........  AAA       500,000      521,010
  New Jersey Univ. of Medicine & Dentistry RB,
   Ser. E:
   5.75%, 12/01/2021...........................  AA-       400,000      406,260
   6.50%, 12/01/2018...........................  AA-       500,000      521,565
                                                                   ------------
                                                                      3,008,810
                                                                   ------------
Public Facilities - 5.2%
  Cmnwlth. of Puerto Rico GO, Pub. Bldg. Auth.
   RB, Govt. Facs., Ser. A., 6.25%, 07/01/2009,
   (Insd. by AMBAC)............................  AAA       250,000      281,160
  New Jersey Sports & Exposition Auth. RB, Ser.
   A:
   5.375%, 09/01/2015..........................  AA      1,000,000    1,002,310
   5.75%, 03/01/2010, (Insd. by MBIA)..........  AAA     4,085,000    4,369,806
   6.00%, 03/01/2002...........................  AA        200,000      204,218
   6.00%, 03/01/2015, (Insd. by MBIA)..........  AAA     1,000,000    1,058,950
   6.00%, 03/01/2021...........................  AAA     1,000,000    1,010,551
  Virgin Islands Pub. Fin. Auth. RB, Ser. A,
   5.50%, 10/01/2013...........................  BBB-    3,000,000    2,910,600
                                                                   ------------
                                                                     10,837,595
                                                                   ------------
Resource Recovery - 4.0%
  New Jersey Wstwtr. Treatment RB:
   Ser. A:
   5.25%, 09/01/2012...........................  AAA     1,000,000    1,015,490
   6.00%, 07/01/2011...........................  AA      2,000,000    2,062,614
   7.00%, 05/15/2007, (Insd. by MBIA)..........  AAA     2,670,000    3,017,687
   Ser. C, 6.625%, 05/15/2007..................  AAA     2,000,000    2,215,140
                                                                   ------------
                                                                      8,310,931
                                                                   ------------
Transportation - 12.2%
  Burlington Cnty., NJ GO, Bridge Commission
   Sys.:
   5.20%, 10/01/2006...........................  AA      1,000,000    1,021,720
   5.30%, 10/01/2013...........................  AA        500,000      503,220
  Cmnwlth. of Puerto Rico Hwy. & Trans. Auth.
   RB:
   Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC &
    Insd. by MBIA).............................  AAA     2,300,000    2,404,121
   Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)...  AAA     2,000,000    2,172,880
  New Jersey Hwy. Auth. RB, Garden State Pkwy.:
   6.25%, 01/01/2014...........................  AA-     1,500,000    1,555,759
  New Jersey Hwy. Auth., RB, Sr. Pkwy., 5.15%,
   01/01/2007..................................  AA-     1,000,000    1,025,160
  New Jersey Trans. Corp. COP RB, Ser. A:
   5.75%, 09/15/2011, (Insd. by AMBAC).........  AAA     1,150,000    1,220,184
   6.50%, 10/01/2016, (Insd. by FSA)...........  AAA       300,000      327,078

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
Transportation - continued
  New Jersey Trans. Trust Fund Auth. RB, Ser.
   A:
   5.625%, 06/15/2013..........................   AA    $1,200,000 $  1,256,580
   5.625%, 06/15/2014..........................   AA     1,500,000    1,565,565
   5.75%, 06/15/2015...........................   AA     1,300,000    1,368,653
   6.00%, 12/15/2006, (Insd. by MBIA)..........   AAA    3,000,000    3,217,740
   6.50%, 06/15/2010, (Insd. by MBIA)..........   AAA    1,000,000    1,128,980
  New Jersey Turnpike Auth. RB:
   Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)..   AAA    3,300,000    3,390,222
   Ser. C, 6.50%, 01/01/2016, (Insd. by
    MBIA/IBC)..................................   AAA    3,000,000    3,362,940
                                                                   ------------
                                                                     25,520,802
                                                                   ------------
Water & Sewer - 6.8%
  Cape May Cnty., NJ GO, 5.75%, 01/01/2016,
   (Insd. by MBIA).............................   AAA      500,000      508,045
  Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth.
   RB, 6.25%, 07/01/2012, (Insd. by MBIA)......   AAA    1,000,000    1,125,190
  Essex Cnty., NJ Utils. Auth., Solid Wst. RB,
   Ser. A:
   5.50%, 04/01/2011, (Insd. by FSA)...........   AAA      250,000      264,100
   5.60%, 04/01/2016, (Insd. by FSA)...........   AAA      250,000      265,300
  Gloucester Cnty., NJ GO, 6.50%, 01/01/2021...   AA-      500,000      507,550
  Gloucester Township, NJ GO, 5.55%,
   03/01/2009, (Insd. by AMBAC)................   AAA    1,000,000    1,050,000
  New Jersey Wtr. Supply Auth. RB, Wtr. Sys.
   Delaware & Raritan Sys., 5.25%, 11/01/2008,
   (Insd. by MBIA).............................   AAA    1,000,000    1,023,100
  No. Bergen Township, NJ Util. Auth. RB,
   5.375%, 12/15/2012, (Insd. by FGIC).........   AAA    1,000,000    1,014,190
  No. New Jersey Dist. Wtr. Supply RB, Wanaque
   No. Proj., 6.25%, 11/15/2017, (Insd. by
   MBIA).......................................   AAA      350,000      362,590
  Northwest Bergen Cnty., NJ Util. Auth. Sys.
   RB, 6.00%, 07/15/2009, (Insd. by MBIA)......   AAA    1,000,000    1,052,230
  Ocean Cnty., NJ Utils. Auth. Wst. Wtr. RB,
   Ser. A, 6.60%, 01/01/2011, (Insd. by FGIC)..   AAA      200,000      202,976
  Ocean Cnty., NJ Utils. Auth. GO, 5.75%,
   01/01/2018..................................   NR       500,000      505,260
  Ocean Township, NJ Muni. Utils. Auth. RB,
   5.20%, 08/01/2005, (Insd. by MBIA)..........   AAA      300,000      307,629
  Old Bridge Township, NJ Muni. Utils. Auth.
   RB:
   5.75%, 11/01/2000, (Insd. by FGIC)..........   AAA      285,000      285,336
   6.25%, 11/01/2016, (Insd. by FGIC)..........   AAA      500,000      523,685
  Passaic Valley, NJ Swr. Comm. RB, Ser. D,
   5.75%, 12/01/2013, (Insd. by AMBAC).........   AAA      500,000      512,600
  Secaucus, NJ Muni. Utils. Auth. Swr. RB, Ser.
   A, 6.10%, 12/01/2010........................   AA-      500,000      531,695
  Somerset Raritan Valley, NJ Sewage Auth. RB,
   Ser. E, 6.95%, 07/01/2003...................   AA       100,000      106,124

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                 Credit  Principal
                                                 Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
Water & Sewer - continued
  Stafford, NJ Muni. Utils. Auth. Wtr. & Swr.
   RB:
   6.20%, 06/01/2007............................   AAA   $  500,000 $    522,347
   6.30%, 06/01/2006, (Insd. by FGIC)...........   AAA      400,000      405,100
   Ser. A, 5.80%, 12/01/2008, (Insd. by FGIC)...   AAA      460,000      472,691
  Stony Brook Regl. Swr. Auth. NJ RB:
   Ser. A, 5.40%, 12/01/2004....................   AA-      400,000      412,148
   Ser. B, 5.45%, 12/01/2012....................   AA-      500,000      518,075
  Virgin Islands Wtr. & Pwr. Auth. Elec. Sys.
   RB, 5.125%, 07/01/2003.......................   NR     1,500,000    1,500,645
  Warren Township, NJ GO, 6.65%, 12/01/2012.....   NR       200,000      212,762
                                                                    ------------
                                                                      14,191,368
                                                                    ------------
    Total Municipal Obligations (cost
     $201,882,452)..............................                     205,628,447
                                                                    ------------

                                                           Shares      Value
MUTUAL FUND SHARES - 0.8%
  Federated Municipal Obligations Fund................... 1,673,000    1,673,000
  Federated Tax Free Obligations Fund....................     3,000        3,000
                                                                    ------------
    Total Mutual Fund Shares (cost $1,676,000)...........              1,676,000
                                                                    ------------
Total Investments - (cost $203,558,452) - 98.8%....................  207,304,447
Other Assets and Liabilities - 1.2%................................    2,461,242
                                                                    ------------
Net Assets - 100.0%................................................ $209,765,689
                                                                    ------------

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                            Schedule of Investments
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - 98.2%
Airport - 1.8%
  Allegheny Cnty., PA Arpt. RB:
   6.625%, 01/01/2022.........................  AAA    $ 2,500,000 $  2,582,875
   Pittsburgh Intl. Arpt., 5.75%, 01/01/2012..  AAA      5,500,000    5,726,215
  Lehigh Northampton, PA Arpt. Auth. RB,
   6.00%, 05/15/2025..........................  NR       3,000,000    3,032,520
  Philadelphia, PA Arpt. Pkg. Auth. RB,
   5.625%, 09/01/2016.........................  AAA      3,695,000    3,738,416
                                                                   ------------
                                                                     15,080,026
                                                                   ------------
Community Development District - 0.2%
  James City Cnty., VA IDA Residential Care
   Facs. RB, Williamsburg Landing, Inc.,
   6.625%, 03/01/2019.........................  NR       1,750,000    1,720,670
                                                                   ------------
Continuing Care Retirement Community - 2.5%
  Crawford Cnty., PA Hosp. Auth. RB, Wesbury
   United Methodist Community Hosp., 6.125%,
   08/15/2019.................................  NR       1,000,000      907,070
  Montgomery Cnty., PA IDA RB, Retirement-Life
   Communities, 5.25%, 11/15/2028.............  A-      22,000,000   18,032,740
  Philadelphia, PA IDA RB, Simpson House
   Proj.:
   5.25%, 08/15/2015..........................  BBB+     1,000,000      834,050
   5.375%, 08/15/2020.........................  BBB+     2,200,000    1,794,826
                                                                   ------------
                                                                     21,568,686
                                                                   ------------
Education - 11.0%
  Allegheny Cnty., PA Higher Ed. Bldg. Auth.
   RB:
   Chatham College, Ser. A, 5.375%,
    09/01/2028................................  BBB      6,075,000    5,106,098
   Community College, 5.80%, 06/01/2013,
    (Insd. by MBIA)...........................  AAA      1,000,000    1,022,690
  Delaware Cnty., PA College Auth. RB,
   Haverford College, 5.75%, 11/15/2025.......  AA       1,000,000    1,004,000
  Delaware Cnty., PA Univ. Auth. RB, Villanova
   Univ.,
   5.80%, 08/01/2025..........................  AAA      2,000,000    2,008,320
  Latrobe, PA IDA RB, St. Vincent College
   Proj.:
   5.375%, 05/01/2018.........................  NR       2,635,000    2,344,517
   5.375%, 05/01/2024.........................  NR       5,600,000    4,784,920
  Montgomery Cnty., PA Higher Ed. & Hlth.
   Auth. RB:
   Beaver College, 5.70%, 04/01/2027..........  AA       1,560,000    1,513,762
   Philadelphia Geriatric Ctr., Ser. A, 7.25%,
    12/01/2024................................  NR       6,000,000    5,605,620
   St. Joseph's Univ., 6.40%, 12/15/2006......  AAA      1,665,000    1,750,814
  Northampton Cnty., PA Higher Ed. Auth. RB:
   Lehigh Univ.:
   6.90%, 10/15/2006, (Insd. by MBIA).........  AAA      1,000,000    1,044,750
   7.00%, 10/15/2011, (Insd. by MBIA).........  AAA      3,000,000    3,137,280
   Moravian College, 5.125%, 07/01/2019.......  AA         500,000      459,000
   Norwin, PA Sch. Dist. GO:
   6.00%, 04/01/2011, (Insd. by FGIC).........  AAA      1,030,000    1,107,981
   6.00%, 04/01/2012, (Insd. by FGIC).........  AAA      1,090,000    1,165,712
   6.25%, 04/01/2013, (Insd. by FGIC).........  AAA      1,155,000    1,251,350

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Education - continued
  Pennsylvania Higher Ed. Facs. Auth. RB:
   Ser. A, 6.625%, 08/15/2009, (Insd. by
    MBIA).....................................   AAA   $   485,000 $    510,268
   Ser. M, 5.625%, 06/15/2019, (Insd. by
    AMBAC)....................................   AAA     5,260,000    5,250,427
   Bryn Mawr College:
   5.40%, 12/01/2009..........................   AAA     2,450,000    2,539,033
   5.625%, 12/01/2027.........................   AAA     2,000,000    1,975,140
   Capital Acquisition, 6.00%, 12/15/2012,
    (Insd. by MBIA)...........................   AAA     1,610,000    1,718,788
   Drexel Univ.:
   5.20%, 05/01/2008..........................   AAA     1,155,000    1,183,309
   5.20%, 05/01/2009..........................   AAA     2,065,000    2,110,823
   Lasalle Univ., 5.625%, 05/01/2017..........   AAA     1,000,000    1,003,310
   Philidelphia Univ., 6.25%, 06/01/2024......   AA      2,400,000    2,505,936
   State Sys.:
   Ser. K, 5.50%, 06/15/2010, (Insd. by
    AMBAC)....................................   AAA     2,800,000    2,849,504
   Ser. N, 5.80%, 06/15/2024, (Insd. by
    MBIA).....................................   AAA     3,500,000    3,515,155
   Ser. N, 5.875%, 06/15/2021, (Insd. by
    MBIA).....................................   AAA     4,000,000    4,043,000
   Thomas Jefferson Univ., 5.375%, 07/01/2013,
    (Insd. by AMBAC)..........................   AAA     3,000,000    3,030,000
   Univ. of PA:
   Ser. B, 5.55%, 09/01/2009..................   AA      2,725,000    2,799,120
   Ser. B, 5.60%, 09/01/2010..................   AA      2,145,000    2,203,280
   Ser. B, 5.85%, 09/01/2013..................   AA      3,740,000    3,839,633
  Pennsylvania Univ. RB:
   5.30%, 08/15/2003..........................   AA-     1,000,000    1,019,960
   5.50%, 08/15/2016..........................   AA-     2,535,000    2,534,822
   6.15%, 03/01/2005..........................   AA-     3,035,000    3,151,969
   6.25%, 03/01/2011..........................   AA-     1,000,000    1,038,110
  Philadelphia, PA Hosp. & Higher Ed. Facs.
   Auth. RB:
   Chestnut Hill College:
   5.35%, 10/01/2007..........................   NR      1,565,000    1,510,272
   6.00%, 10/01/2029..........................   NR      1,000,000      895,800
   Community College, Ser. B, 6.25%,
    05/01/2005, (Insd. by MBIA)...............   AAA     1,135,000    1,206,176
  Union Cnty., PA Higher Ed. Facs. RB,
   Bucknell Univ., 4.50%, 04/01/2018, (Insd.
   by MBIA)...................................   AAA     2,805,000    2,401,837
  Univ. of Pittsburgh, PA RB:
   Ser. A, 6.125%, 06/01/2021, (Insd. by
    MBIA).....................................   AAA        40,000       40,764
   Ser. B, 5.90%, 06/01/2003, (Insd. by
    MBIA).....................................   AAA         5,000        5,166
   Ser. B, 6.10%, 06/01/2005, (Insd. by
    MBIA).....................................   AAA     1,145,000    1,192,151
   Ser. B, 6.25%, 06/01/2008, (Insd. by
    MBIA).....................................   AAA       700,000      730,499
   University Capital Projs., 5.125%,
    06/01/2022................................   AAA     4,895,000    4,525,134
                                                                   ------------
                                                                     94,636,200
                                                                   ------------

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Electric Revenue - 1.5%
  Indiana Cnty., PA IDA PCRB, PA Elec. Co.
   Proj., 5.35%, 11/01/2010, (Insd. by MBIA)..   AAA   $ 9,600,000 $  9,916,992
  Virgin Islands Wtr. & Pwr. Auth. Elec. Sys.
   RB:
   5.25%, 07/01/2008..........................   NR      1,835,000    1,811,879
   5.25%, 07/01/2009..........................   NR      1,370,000    1,346,326
                                                                   ------------
                                                                     13,075,197
                                                                   ------------
Escrow - 1.7%
  Allegheny Cnty., PA Sanitation Auth. Swr.
   RB, 6.80%, 07/01/2003......................   AAA       415,000      430,824
  Armstrong, PA Sch. Dist. GO, 7.75%,
   12/01/2004.................................   AAA       330,000      350,704
  Dover Township, PA Swr. Auth. RB, 6.25%,
   05/01/2012.................................   AAA        15,000       15,810
  Hempfield, PA Lancaster Cnty. Sch. Dist. GO:
   6.10%, 08/15/2002..........................   AAA     2,405,000    2,475,154
   7.10%, 10/15/2005..........................   NR        300,000      300,687
  Neshaminy, PA Wtr. Resources Auth. RB,
   5.40%, 03/01/2013..........................   NR      1,815,000    1,840,356
  Pennsylvania Turnpike Commission, Oil
   Franchise Tax RB:
   Ser. A, 5.45%, 12/01/2003, (Insd. by
    AMBAC)....................................   AAA     2,360,000    2,423,319
   Ser. A, 5.50%, 12/01/2004, (Insd. by
    AMBAC)....................................   AAA     2,000,000    2,069,800
  Philadelphia, PA Hosp. & Higher Ed. Facs.
   Auth. RB, Presbyterian Med. Ctr., 5.80%,
   12/01/2001.................................   AAA     1,250,000    1,267,837
  Philadelphia, PA Hosp. & Higher Ed. Facs.
   Auth. RRB, 6.75%, 08/15/2001, (Insd. by
   FHA).......................................   NR        100,000      100,012
  Philadelphia, PA IDA RB:
   Girard Estate Coal Mining Proj., 5.25%,
    11/15/2009................................   AA        500,000      515,325
   Natl. Board of Med. Examiners Proj.:
   6.15%, 05/01/2001..........................   NR        830,000      837,686
   6.25%, 05/01/2002..........................   NR        580,000      594,204
  Pittsburgh, PA Wtr. & Swr. Sys. RB, 7.25%,
   09/01/2014, (Insd. by FGIC)................   NR      1,000,000    1,159,060
                                                                   ------------
                                                                     14,380,778
                                                                   ------------
General Obligation - Local - 7.6%
  Abington, PA Sch. Dist., GO, Ser. AA,
   5.625%, 05/15/2020.........................   AAA     2,090,000    2,078,798
  Allentown, PA GO, 5.65%, 07/15/2010.........   AAA       170,000      179,404
  Berks Cnty., PA GO:
   6.05%, 11/15/2003..........................   AAA     1,000,000    1,042,320
   6.10%, 11/15/2004..........................   AAA     2,000,000    2,094,660
  Bucks Cnty., PA GO:
   Ser. A, 6.10%, 03/01/2003..................   AA      2,000,000    2,071,640
   Ser. A, 6.20%, 03/01/2004..................   AA      5,500,000    5,780,830
  Central Bucks, PA Sch. Dist. GO:
   6.60%, 02/01/2003..........................   NR        175,000      176,270
   6.90%, 02/01/2008..........................   NR      3,000,000    3,024,750

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
General Obligation - Local - continued
  Chester Cnty., PA GO:
   7.00%, 12/15/2011..........................   NR    $ 3,000,000 $  3,063,810
   Ser. B, 5.625%, 11/15/2016.................   AA      4,290,000    4,482,621
  Council Rock, PA Sch. Dist. GO, 6.60%,
   03/01/2003.................................   AAA     2,000,000    2,016,620
  Delaware Valley, PA Regl. Fin. RB, Ser. D,
   5.60%, 07/01/2017, (Insd. by AMBAC)........   AAA     2,000,000    2,043,120
  Delaware Valley, PA Sch. Dist. GO, Ser. A,
   6.50%, 10/01/2001..........................   AAA       200,000      204,022
  Elizabethtown, PA Area Sch. Dist. GO,
   5.125%, 09/01/2009.........................   AAA     3,600,000    3,646,584
  Harrisburg, PA Auth. Lease RB, 6.25%,
   06/01/2001, (Insd. by FSA).................   AAA     1,000,000    1,012,310
  Hatboro-Horsham, PA Sch. Dist. GO, Ser. A,
   6.75%, 04/01/2010..........................   NR      2,985,000    3,016,402
  Lower Merion Township, PA GO:
   5.625%, 08/01/2005.........................   AAA       100,000      101,816
   5.75%, 08/01/2009..........................   AAA     1,000,000    1,016,630
  Montgomery Cnty., PA IDA, Philadelphia Elec.
   Co., RB Ser. A, 7.60%, 04/01/2021..........   A         950,000      979,004
  North Penn, PA Sch. Dist. GO, Ser. AAA,
   6.15%, 09/15/2009..........................   NR      3,550,000    3,660,050
  Parkland, PA Sch. Dist. GO:
   5.60%, 09/01/2010..........................   AAA     1,535,000    1,583,352
   5.65%, 09/01/2011..........................   AAA     2,125,000    2,186,965
   5.70%, 09/01/2012..........................   AAA     2,250,000    2,306,295
  Pennridge, PA Sch. Dist. GO:
   Ser. A, 6.05%, 02/15/2002..................   AAA     1,000,000    1,020,420
   Ser. A, 6.15%, 02/15/2003, (Insd. by
    AMBAC)....................................   AAA     1,000,000    1,020,670
  Philadelphia, PA GO, Ser. B, 5.80%,
   11/15/2007.................................   AAA       875,000      921,393
  Philadelphia, PA Sch. Dist. GO, Ser. B,
   5.50%, 09/01/2025..........................   AAA     4,000,000    3,868,240
  Pleasant Valley, PA Sch. Dist. GO, 5.60%,
   11/15/2014, (Insd. by FGIC)................   AAA     1,000,000    1,007,450
  Pocono Mtn., PA Sch. Dist. GO, Ser. AA,
   6.10%, 10/01/2003, (Insd. by AMBAC)........   AAA     2,000,000    2,043,740
  Sto Rox School Dist., PA GO, 5.80%,
   06/15/2030.................................   AAA     1,500,000    1,510,185
  Unionville-Chadds Ford, PA Sch. Dist. GO:
   6.65%, 06/01/2004..........................   NR      1,000,000    1,013,200
   6.70%, 06/01/2005..........................   NR      1,000,000    1,013,530
  Valley View, PA Sch. Dist. GO, Ser. A,
   5.375%, 11/15/2010, (Insd. by FGIC)........   NR      2,065,000    2,112,970
  Wallenpaupack, PA Area Sch. Dist. GO, Ser.
   B, 6.00%, 09/01/2003, (Insd. by FGIC)......   AAA     1,000,000    1,001,090
  York Cnty., PA GO, 6.00%, 10/01/2004, (Insd.
   by FGIC)...................................   AAA     1,000,000    1,019,120
  York, PA City Sch. Dist. GO:
   5.60%, 03/01/2007, (Insd. by FGIC).........   AAA        35,000       35,656
   Prerefunded, 5.60%, 03/01/2007, (Insd. by
    FGIC).....................................   AAA        40,000       40,970
                                                                   ------------
                                                                     65,396,907
                                                                   ------------

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
General Obligation - State - 7.9%
  Cmnwlth. of Puerto Rico GO, Ser. D, 7.00%,
   07/01/2010, (Insd. by MBIA)................   AAA   $ 3,950,000 $  4,681,224
  Pennsylvania Convention Ctr. Auth. RB, Ser.
   A, 6.70%, 09/01/2016, (Insd. by FGIC)......   AAA     8,500,000    9,669,005
  Pennsylvania GO:
   6.00%, 01/15/2015..........................   AAA     5,605,000    5,936,704
   6.00%, 01/15/2016..........................   AAA     9,805,000   10,340,843
   1st Ser., 6.00%, 01/15/2012................   AA      2,705,000    2,904,278
   1st Ser., 6.00%, 01/15/2014................   AA      2,605,000    2,765,077
   2nd Ser., 5.50%, 06/15/2010................   AAA     3,000,000    3,095,700
   2nd Ser., 5.75%, 10/01/2014................   AA     11,725,000   12,170,550
   2nd Ser., 6.00%, 07/01/2005................   AA         25,000       26,401
   2nd Ser., 6.25%, 07/01/2010................   AA      5,000,000    5,505,800
   2nd Ser., 6.25%, 07/01/2011................   AA      5,060,000    5,580,775
  Pennsylvania Univ. RB, Ser. A, 5.00%,
   08/15/2022.................................   AA-     5,000,000    4,507,450
  Pittsburgh, PA Urban Redev. Auth. RB, Ctr.
   Triangle Tax Increment, Ser. A, 6.10%,
   05/01/2019.................................   NR      1,090,000    1,099,200
                                                                   ------------
                                                                     68,283,007
                                                                   ------------
Hospital - 18.7%
  Allegheny Cnty., PA Hosp. Dev. Auth. RB:
   Allegheny General Hosp. Proj., 7.25%,
    07/01/2003................................   AAA       640,000      664,800
   Montefiore Hosp. Assn. of Western PA,
    5.80%, 10/01/2003.........................   AAA        75,000       76,382
   Pittsburgh Mercy Hlth. Sys.:
   5.40%, 08/15/2009..........................   AAA     1,865,000    1,927,683
   5.50%, 08/15/2010..........................   AAA     1,510,000    1,565,538
   5.50%, 08/15/2011..........................   AAA     2,445,000    2,526,858
   5.625%, 08/15/2018, (Insd. by AMBAC).......   AAA     2,000,000    2,010,600
   5.625%, 08/15/2026.........................   AAA     3,870,000    3,856,649
   6.45%, 04/01/2001..........................   AAA       200,000      202,048
   South Hills Hlth. Sys.:
   Ser. A, 5.125%, 05/01/2023.................   AAA     3,310,000    2,687,554
   Ser. B, 6.625%, 05/01/2020.................   NR      1,755,000    1,788,503
   Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
    Presbyterian Univ. Hosp.:
   6.25%, 11/01/2023..........................   AAA       360,000      372,553
   Ser. A, 6.00%, 04/01/2005, (Insd. by
    MBIA).....................................   AAA     1,000,000    1,050,990
   Ser. A, 6.00%, 11/01/2006..................   AAA     1,000,000    1,043,270
   Ser. B, 6.00%, 11/01/2012, (Insd. by
    MBIA).....................................   AAA        25,000       25,950
   Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
    Ser. B, 5.50%,12/15/2014, (Insd. by
    AMBAC)....................................   AAA     8,295,000    8,337,636

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Hospital - continued
  Allentown, PA Area Hosp. Auth. RB, Sacred
   Heart Healthcare Sys.:
   Ser. A, 4.75%, 07/01/2008..................  A      $ 2,550,000 $  2,321,596
   Ser. A, 5.00%, 07/01/2010..................  A        2,350,000    2,222,936
  Berks Cnty., PA Muni. Auth. Hosp. RB:
   Healthcare Pooled Financing Proj., 5.00%,
    03/01/2028................................  AA-      6,255,000    5,276,718
   Reading Hosp. & Med. Ctr. Proj.:
   5.70%, 10/01/2014..........................  AAA      2,110,000    2,179,609
   Ser. B, 5.60%, 10/01/2006..................  AAA         65,000       67,823
  Blair Cnty., PA Hosp. Auth. RB, Altoona
   Hosp. Proj., Ser. A, 5.50%, 07/01/2010.....  AAA      1,000,000    1,031,130
  Bucks Cnty., PA St. Mary's Hosp. Auth. RB,
   Catholic Hlth. Initiatives, Ser. A, 5.00%,
   12/01/2018.................................  AA-      5,000,000    4,450,850
  Cmnwlth. of Puerto Rico Indl., Tourist, Ed.,
   Med. & Env. Control Facs. RB, Hosp. Auxilio
   Mutuo Obl., Group A, 6.25%, 07/01/2024,
   (Insd. by MBIA)............................  A        3,250,000    3,380,683
  Cmnwlth. of Puerto Rico Pub. Bldgs. Auth.
   RB, Gtd. Pub. Ed. & Hlth. Facs., Ser. M,
   5.70%, 07/01/2009..........................  A        1,800,000    1,921,176
  Columbia Cnty., PA Hosp. Auth. RB, Bloomburg
   Hosp. Proj., 5.80%, 06/01/2019.............  BBB-     4,755,000    3,961,676
  Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB,
   Pinnacle Hlth. Sys. Proj., 5.50%,
   05/15/2017, (Insd. by MBIA)................  AAA      1,000,000      984,950
  Delaware Cnty., PA Hosp. Auth. RB, Riddle
   Mem. Hosp.:
   5.25%, 01/01/2016..........................  AAA      5,345,000    5,148,999
   5.50%, 01/01/2022..........................  AAA      2,200,000    2,114,552
  Geisinger, PA Hlth. Sys. Auth. RB, PA State
   Geisinger Hlth. Sys.:
   Ser. A, 5.00%, 08/15/2028..................  NR       3,880,000    3,308,360
   Ser. A, 5.50%, 08/15/2010..................  NR       1,685,000    1,722,255
  Horizon Hosp. Sys. Auth. PA Hosp. RB,
   Horizon Hosp. Sys. Inc., 6.35%,
   05/15/2026.................................  BBB      3,650,000    3,223,498
  Lehigh Cnty., PA Gen. Purpose Auth. RB:
   Healtheast, Inc., Ser. A, 7.00%,
    07/01/2015, (Insd. by MBIA)...............  AAA      1,600,000    1,634,880
   Lehigh Valley Hosp. Inc., Ser. A, 7.00%,
    07/01/2016, (Insd. by MBIA)...............  AAA      2,500,000    2,860,050
   Lehigh Valley Hosp., Inc., Ser. A, 5.875%,
    07/01/2015................................  AAA      2,245,000    2,293,021
  Northampton Cnty., PA Hosp. Auth. RB, Easton
   Hosp., 7.70%, 01/01/2004...................  AAA        830,000      836,383

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Hospital - continued
  Pennsylvania Higher Ed. Facs. Auth. RB:
   Allegheny Delaware Valley Obl.:
   5.875%, 11/15/2021.........................   AAA   $ 3,550,000 $  3,534,841
   Ser. A, 5.50%, 11/15/2008..................   AAA     3,000,000    3,092,940
   Univ. of PA:
   Ser. A, 5.70%, 01/01/2011..................   A       1,100,000    1,073,237
   Ser. A, 6.00%, 01/01/2003..................   A       2,715,000    2,750,621
   Ser. A, 6.00%, 01/01/2004..................   A       3,440,000    3,495,418
   Ser. B, 5.50%, 01/01/2009..................   A       1,520,000    1,484,432
   Ser. B, 5.75%, 01/01/2017..................   A       4,000,000    3,735,360
   Univ. of PA Hlth. Svcs.:
   Ser. A, 5.60%, 01/01/2010..................   A       2,525,000    2,467,784
   Ser. A, 6.00%, 01/01/2007..................   A       1,000,000    1,013,920
   Ser. A, 6.00%, 01/01/2010..................   A         100,000      100,346
   Ser. B, 5.70%, 01/01/2011..................   A       4,460,000    4,351,488
  Philadelphia, PA Hosp. & Higher Ed. Facs.
   Auth. RB:
   5.125%, 05/15/2018.........................   AAA     8,850,000    8,195,365
   Ser. A, 7.00%, 08/15/2017..................   A+      1,015,000    1,060,797
   Children's Hosp. Proj.:
   Ser. A, 5.20%, 02/15/2005..................   AA      1,470,000    1,475,042
   Ser. A, 6.00%, 02/15/2002..................   AA      3,035,000    3,085,229
   Children's Seashore House, Ser. A, 7.00%,
    08/15/2022................................   A+      4,000,000    4,180,480
   Jefferson Hlth. Sys.:
   Ser. A, 5.125%, 05/15/2011.................   AA-     3,395,000    3,220,022
   Ser. A, 5.125%, 05/15/2012.................   AA-     3,555,000    3,330,964
   Ser. A, 5.25%, 05/15/2013..................   AAA     3,045,000    3,022,619
  Pottsville, PA Hosp. Auth. RB, Ascension
   Hlth. Credit, Ser. A, 6.375%, 11/15/2019...   AAA     8,245,000    8,713,563
  Sharon, PA Regl. Hlth. Sys. Auth. RB, 5.00%,
   12/01/2018.................................   AAA     2,000,000    1,815,320
  South Fork, PA Muni. Hosp. Auth. RB,
   Conemaugh Valley Mem. Hosp., Ser. B,
   5.375%, 07/01/2022, (Insd. by MBIA)........   AAA     8,220,000    7,761,406
  Westmoreland Cnty., PA IDA RB, Citizens
   General Hosp., 5.00%, 07/01/2008...........   NR      8,530,000    7,779,701
  York Cnty., PA Hosp. Auth. RB, York Hosp.,
   5.25%, 07/01/2017, (Insd. by AMBAC)........   AAA     1,805,000    1,721,645
                                                                   ------------
                                                                    161,540,699
                                                                   ------------
Housing - 4.8%
  Allegheny Cnty., PA Redev. Auth. RB, Home
   Impt. Loan, Ser. A, 5.70%, 02/01/2007,
   (Insd. by FHA).............................   A           5,000        5,023
  Allegheny Cnty., PA Res. Fin. Auth. SFHRB:
   Ser. I, 5.80%, 05/01/2021..................   NR      3,125,000    3,090,781
   Ser. I, 5.90%, 11/01/2032..................   NR      1,355,000    1,339,906
   Ser. P, 7.15%, 06/01/2017, (Coll. by
    GNMA).....................................   NR      1,180,000    1,196,945
   Ser. Y, 6.60%, 11/01/2014, (Coll. by
    GNMA).....................................   NR        955,000      968,274

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Housing - continued
  Arlington Cnty., VA IDA MHRB, Woodbury Park
   Apts., Ser. B, 6.50%, 07/01/2024...........  NR     $ 1,000,000 $    943,470
  Pennsylvania HFA SFHRB:
   5.80%, 10/01/2021..........................  AA+      1,000,000      988,990
   6.40%, 07/01/2012, (Coll. by FNMA).........  AAA      1,300,000    1,343,524
   7.30%, 10/01/2017..........................  AA+        105,000      105,006
   Ser. 1991-32, 7.15%, 04/01/2015............  AA+      3,465,000    3,571,341
   Ser. 33, 6.90%, 04/01/2017.................  AA+      1,015,000    1,053,479
   Ser. 34A, 6.85%, 04/01/2016, (Insd. by
    FHA)......................................  AA+      2,000,000    2,064,480
   Ser. 36, 5.45%, 10/01/2014.................  AA+        700,000      698,775
   Ser. 40, 6.80%, 10/01/2015.................  AA+        750,000      779,445
   Ser. 50A, 6.00%, 10/01/2013................  AA+      1,840,000    1,920,058
   Ser. 57B, 5.625%, 10/01/2011, (Insd. by
    FHA)......................................  AA+      1,500,000    1,540,770
   Ser. 65A, 5.20%, 10/01/2018................  AA+      5,000,000    4,724,050
   Ser. 68A, 5.875%, 04/01/2017...............  AA+      2,465,000    2,503,725
   Ser. 68A, 6.05%, 10/01/2028................  AA+      3,450,000    3,502,578
   Ser. 68A, 6.10%, 04/01/2021................  AA+      2,000,000    2,033,760
   Ser. 69A, 6.15%, 10/01/2020, (Insd. by
    FHA)......................................  AA+      5,900,000    6,025,906
   Ser. 69A, 6.25%, 04/01/2031, (Insd. by
    FHA)......................................  AA+      1,000,000    1,021,320
                                                                   ------------
                                                                     41,421,606
                                                                   ------------
Industrial Development Revenue - 7.2%
  Allegheny Cnty., PA IDA RB, Env. Impt., USX
   Corp.:
   5.60%, 09/01/2030..........................  BBB-    10,675,000    9,414,282
   Ser. A, 6.70%, 12/01/2020..................  BBB-     2,000,000    2,034,580
  Bucks Cnty., PA IDA RB, USX Corp. Proj.,
   5.60%, 03/01/2033..........................  BBB      9,825,000    8,634,996
  Dauphin Cnty., PA Gen. Auth. RB, Hyatt
   Regency Hotel & Conf. Ctr.,
   6.00%, 01/01/2010..........................  NR       6,300,000    5,932,458
  Delaware Cnty., PA IDA PCRB, Philadelphia
   Elec. Co., Ser. A, 7.375%, 04/01/2021......  A        1,350,000    1,389,542
  Erie Cnty., PA IDA Env. Impt. RB, Intl.
   Paper Co. Proj., Ser. A,
   7.625%, 11/01/2018.........................  BBB+       500,000      539,725
  Greene Cnty., PA IDA RB, Monongahela Pwr.
   Co., Ser. B, 5.10%, 02/01/2012.............  A        1,500,000    1,437,075
  Northampton Cnty., PA IDA RRB, Strawbridge
   Proj., 7.20%, 12/15/2001...................  BBB-       735,000      748,715
  Pennsylvania Economic Dev. Financing, RB Dr.
   Gertrude A. Barber Ctr., Inc., 5.90%,
   12/01/2030.................................  AA       1,000,000      978,130
  Pennsylvania IDA RB, Econ. Dev.:
   5.80%, 01/01/2008, (Insd. by AMBAC)........  AAA      2,215,000    2,339,461
   5.80%, 07/01/2009..........................  AAA        250,000      265,110
   6.00%, 01/01/2005, (Insd. by AMBAC)........  AAA      7,595,000    7,971,180
   6.00%, 07/01/2006..........................  AAA      2,000,000    2,121,340
   7.00%, 01/01/2006..........................  AAA      2,000,000    2,201,080
   Ser. 1994, 6.00%, 01/01/2012...............  AAA      7,215,000    7,544,221

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Industrial Development Revenue - continued
  Philadelphia, PA Auth. Indl. Dev., RB
   American College of Physicians,
   6.00%, 06/15/2030..........................  AA-    $ 5,500,000 $  5,543,670
  Schuylkill Cnty., PA IDA RB, Variable Pine
   Grove Landfill, Inc., 5.10%, 04/01/2009....  BBB      3,800,000    3,388,194
                                                                   ------------
                                                                     62,483,759
                                                                   ------------
Miscellaneous Revenue - 4.4%
  Center City Dist., PA Bus. Impt. Spl. Assmt.
   RB:
   5.45%, 12/01/2006..........................  AAA      1,085,000    1,125,731
   5.55%, 12/01/2007..........................  AAA      1,145,000    1,197,212
   5.60%, 12/01/2008, (Insd. by AMBAC)........  AAA      1,210,000    1,264,329
  Cmnwlth. of Puerto Rico Muni. Fin. Agy. RB,
   Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)..  AAA      1,000,000    1,101,580
  Dauphin Cnty., PA Gen. Auth. RB, Forum Place
   Office & Pkg., Ser. A, 6.00%, 01/15/2025...  NR      15,000,000   13,899,150
  New Morgan, PA Muni. Auth. RB, Cmnwlth.
   Office Proj., Ser. A, 6.50%, 06/01/2025....  NR       2,560,000    2,424,653
  Pennsylvania Fin. Auth. RB, Muni. Capital
   Impts. Program, 6.60%, 11/01/2009..........  A        5,000,000    5,329,700
  Pennsylvania Intergovernmental Cooperative
   Auth. Spl. Tax RB, Philadelphia Funding
   Program:
   5.60%, 06/15/2012, (Insd. by FGIC).........  AAA      3,665,000    3,741,745
   5.625%, 06/15/2013, (Insd. by FGIC)........  AAA      3,000,000    3,051,660
  Pennsylvania Pub. Sch. Bldg. Auth. RB:
   Montgomery Cnty. Community College, Ser. B,
    5.60%, 11/01/2005.........................  NR       1,260,000    1,312,479
   Tuscarora Sch. Dist. Proj., Ser. B, 5.70%,
    10/15/2003................................  A        1,500,000    1,544,625
  Philadelphia, PA Hosp. & Higher Ed. Facs.
   Auth. RB, Community College, Ser. B, 6.25%,
   05/01/2006, (Insd. by MBIA)................  AAA      1,205,000    1,290,916
  Virgin Islands Pub. Fin. Auth. RB, Sr. Lien,
   Ser. A, 5.50%, 10/01/2018..................  BBB-       500,000      471,655
                                                                   ------------
                                                                     37,755,435
                                                                   ------------
Port Authority - 0.2%
  Philadelphia, PA Regl. Port Auth. RB, 6.00%,
   09/01/2007.................................  AAA      1,900,000    1,957,741
                                                                   ------------
Pre-Refunded - 14.8%
  Abington, PA Sch. Dist., GO:
   Ser. A, 5.625%, 05/15/2020.................  AAA      2,000,000    2,091,640
   Ser. A, 5.75%, 05/15/2025..................  AAA      2,000,000    2,102,940
  Allegheny Cnty., PA GO:
   Ser. C-43, 5.70%, 09/15/2008...............  AAA      1,500,000    1,560,750
   Ser. C-43, 5.875%, 09/15/2010, (Insd. by
    MBIA).....................................  AAA         60,000       62,806
  Allentown, PA GO, Impt., 6.90%, 07/15/2011..  NR       1,500,000    1,528,005
  Bethlehem, PA Ctr. Sch. Dist. GO, 6.95%,
   06/01/2011.................................  AAA        250,000      254,290

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                       Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Pre-Refunded - continued
  Bradford, PA Area Sch. Dist. GO:
   5.35%, 10/01/2008..........................   AAA   $ 1,000,000 $  1,032,740
   5.40%, 10/01/2009..........................   AAA     1,000,000    1,034,950
   5.50%, 10/01/2010..........................   AAA     1,105,000    1,148,515
   5.75%, 10/01/2015, (Insd. by FGIC).........   AAA     2,000,000    2,100,880
  Bucks Cnty., PA Wtr. & Swr. Auth. RB,
   Collection Sewer Sys., 6.50%, 12/01/2012...   AAA     2,000,000    2,083,420
  Cambria Cnty., PA GO, Ser. A, 6.625%,
   08/15/2012, (Insd. by FGIC)................   AAA     4,485,000    4,837,521
  Central Bucks, PA Sch. Dist. GO:
   Ser. A, 6.90%, 11/15/2013..................   NR      1,000,000    1,085,660
   Ser. A, 6.90%, 11/15/2014..................   NR      1,405,000    1,525,352
  Cocalico, PA Lancaster Cnty. Sch. Dist. GO,
   6.85%, 03/01/2011, (Insd. by MBIA).........   AAA     3,275,000    3,308,503
  Conestoga Valley, PA Sch. Dist. GO, Ser. B,
   7.10%, 05/01/2011..........................   AAA     2,500,000    2,539,275
  Conrad Weiser, PA Area Sch. Dist. GO, 6.85%,
   12/15/2014, (Insd. by MBIA)................   AAA     1,500,000    1,629,285
  Cornwall & Lebanon, PA Suburban Joint Sch.
   Auth. RB, 5.60%, 03/01/2007, (Insd. by
   FGIC)......................................   AAA     1,405,000    1,450,311
  Crawford Cnty., PA Central Sch. Dist. GO:
   5.55%, 02/15/2008, (Insd. by FGIC).........   AAA     1,500,000    1,555,230
   5.65%, 02/15/2009, (Insd. by FGIC).........   AAA     2,085,000    2,169,964
  Dauphin Cnty., PA GO, 5.45%, 08/01/2007.....   AAA     3,000,000    3,072,570
  Delaware Cnty., PA College Auth. RB,
   Haverford College:
   7.00%, 11/15/2005, (Insd. by MBIA).........   AAA     1,000,000    1,023,130
   7.25%, 11/15/2010, (Insd. by MBIA).........   AAA     1,250,000    1,279,300
  Delaware Cnty., PA GO:
   5.50%, 10/01/2015..........................   AA      2,695,000    2,787,554
   5.55%, 10/01/2010..........................   AA      1,750,000    1,828,907
  Delaware Cnty., PA Univ. Auth. RB, Villanova
   Univ., 6.85%, 08/01/2011...................   AAA     3,000,000    3,060,630
  Downingtown, PA Area Sch. Dist. GO, 7.25%,
   04/01/2007.................................   AAA     1,700,000    1,700,255
  Erie Cnty., PA GO, Ser. B, 6.75%,
   09/01/2016.................................   AAA     5,000,000    5,106,650
  Geisinger, PA Hlth. Sys. Auth. RB, PA State
   Geisinger Hlth. Sys.,
   Ser. A, 6.00%, 07/01/2006..................   AAA     1,385,000    1,445,825
  Haverford Township, PA GO, 6.70%,
   12/01/2011.................................   NR        750,000      769,958
  Lancaster, PA Sch. Dist. GO:
   5.60%, 05/15/2007, (Insd. by FGIC).........   AAA     1,000,000    1,034,020
   5.80%, 05/15/2009, (Insd. by FGIC).........   AAA     1,585,000    1,649,399
  Lehigh Cnty., PA Gen. Purpose Auth. RB, Good
   Shepherd Rehab. Hosp.:
   7.30%, 11/15/2004..........................   A-      1,700,000    1,785,527
   7.50%, 11/15/2021..........................   A-      1,000,000    1,052,480

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                      Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Pre-Refunded - continued
  Manheim, PA Central Sch. Dist., GO:
   5.60%, 05/15/2006..........................   AAA   $ 1,085,000 $  1,121,912
   6.10%, 05/15/2014, (Insd. by FGIC).........   AAA       100,000      105,055
  Mon Valley, PA Swr. Auth. RB, 6.55%,
   11/01/2019,
   (Insd. by MBIA)............................   AAA     1,305,000    1,400,304
  Montgomery Cnty., PA Higher Ed. & Hlth.
   Auth. RB:
   Abington Mem. Hosp., Ser. A, 6.40%,
    06/01/2002,
    (Insd. by AMBAC)..........................   AAA     1,000,000    1,013,290
   Cnty. Cmnty. College Proj., 6.75%,
    11/01/2002................................   NR      1,025,000    1,027,060
  Neshaminy, PA Sch. Dist. GO, 6.10%,
   02/15/2007.................................   AAA     1,000,000    1,029,170
  Norristown, PA Area Sch. Dist. GO, 6.90%,
   09/01/2011.................................   NR      1,000,000    1,022,850
  North Wales, PA Wtr. Auth. RB, 6.75%,
   11/01/2010,
   (Insd. by FGIC)............................   AAA       100,000      108,042
  Penn Hills, PA GO, 5.60%, 12/01/2005, (Insd.
   by AMBAC)..................................   AAA     1,000,000    1,023,280
  Pennsylvania Fin. Auth. Community College
   RB, Beaver Cnty. Proj., Ser. A, 6.00%,
   12/01/2014.................................   AAA     1,500,000    1,580,535
  Pennsylvania GO, 6.50%, 11/15/2010..........   AAA     2,500,000    2,593,800
  Pennsylvania Higher Ed. Facs. Auth. RB:
   Ser. E, 7.00%, 06/15/2011..................   AAA     2,000,000    2,036,400
   Thomas Jefferson Univ., Ser. A,
    Prerefunded, 6.625%, 08/15/2009...........   NR      1,115,000    1,176,191
  Pennsylvania Intergovernmental Cooperative
   Auth. Spl. Tax RB, Philadelphia Funding
   Program, 6.75%, 06/15/2021,
   (Insd. by FGIC)............................   AAA     1,650,000    1,797,857
  Pennsylvania Pub. Sch. Bldg. Auth. RB,
   Harrisburg Area Community College, Ser. D,
   6.75%, 04/01/2011,
   (Insd. by MBIA)............................   AAA     2,400,000    2,479,176
  Pennsylvania Univ. RB:
   6.60%, 07/01/2002..........................   NR      1,000,000    1,034,910
   7.00%, 07/01/2016..........................   NR      4,000,000    4,151,360
  Philadelphia, PA GO, Ser. B, 5.80%,
   11/15/2007.................................   AAA     1,440,000    1,529,755
  Philadelphia, PA Hosp. & Higher Ed. Facs.
   Auth. RB, Children's Hosp. Proj., Ser. A,
   6.25%, 02/15/2005..........................   NR      1,500,000    1,563,330
  Philadelphia, PA Muni. Auth. RB, Justice
   Lease, Ser. B, 7.10%, 11/15/2011...........   AAA     2,000,000    2,097,640
  Pittsburgh, PA GO, Ser. D, 6.125%,
   09/01/2017,
   (Insd. by AMBAC)...........................   AAA        25,000       26,217
  Pittsburgh, PA Wtr. & Swr. Sys. RB:
   1st Lien, Ser. A, 5.40%, 09/01/2012, (Insd.
    by FGIC)..................................   AAA     2,845,000    2,942,868
   1st Lien, Ser. A, 5.50%, 09/01/2013, (Insd.
    by FGIC)..................................   AAA     2,715,000    2,820,234
  Schuylkill Valley, PA Sch. Dist. GO:
   5.55%, 04/15/2007, (Insd. by MBIA).........   AAA     1,110,000    1,136,895
   5.65%, 04/15/2008, (Insd. by MBIA).........   AAA     1,185,000    1,216,533

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                      Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Pre-Refunded - continued
  Scranton-Lackwanna, PA Hlth. & Welfare Auth.
   RB, Univ. of Scranton Proj., Ser. A, 6.15%,
   03/01/2003.................................  A-     $   150,000 $    152,685
  Seneca Valley, PA Sch. Dist. GO, 5.85%,
   02/15/2015, (Insd. by FGIC)................  AAA        105,000      110,624
  Solanco, PA Sch. Dist. GO, 5.90%,
   02/15/2009.................................  AAA      3,450,000    3,591,899
  Southeastern, PA Trans. Auth. Spl. RB:
   Ser. A, 5.625%, 03/01/2007, (Insd. by
    FGIC).....................................  AAA      3,275,000    3,433,248
   Ser. A, 5.75%, 03/01/2008..................  AAA      1,290,000    1,358,718
  Stroudsburg, PA Area Sch. Dist. GO, 5.65%,
   10/01/2009.................................  AAA      2,405,000    2,515,654
  Unionville-Chadds Ford, PA Sch. Dist. GO,
   5.80%, 06/01/2013..........................  NR       1,000,000    1,031,050
  Univ. of Pittsburgh RB:
   Ser. B, 6.10%, 06/01/2005, (Insd. by
    MBIA).....................................  AAA      2,120,000    2,213,958
   Ser. B, 6.25%, 06/01/2008, (Insd. by
    MBIA).....................................  AAA      1,300,000    1,360,723
  Upper Merion, PA GO, 6.90%, 09/01/2016......  NR       2,910,000    2,975,446
  Washington Cnty., PA Hosp. Auth. RB,
   Shadyside Hosp. Proj., 5.875%, 12/15/2004..  AAA      1,300,000    1,361,243
  West Chester, PA Area Sch. Dist. GO:
   6.20%, 09/01/2012..........................  NR       2,195,000    2,246,451
   Ser. A, 6.70%, 01/15/2011..................  NR       1,000,000    1,006,570
  West Mifflin, PA Muni. Sanitation Swr. Auth.
   RB:
   5.70%, 08/01/2015, (Insd. by FGIC).........  AAA      1,000,000    1,052,560
   Ser. A, 5.80%, 08/01/2024..................  AAA      2,500,000    2,644,050
                                                                   ------------
                                                                    127,787,785
                                                                   ------------
Public Facilities - 0.6%
  Pittsburgh & Allegheny Cnty., PA Pub.
   Auditoruim RB, Regl. Asset Dist. Sales Tax,
   5.25%, 02/01/2031..........................  AAA      4,500,000    4,172,355
  Virgin Islands Pub. Fin. Auth. RB, 5.50%,
   10/01/2013.................................  BBB-     1,000,000      970,200
                                                                   ------------
                                                                      5,142,555
                                                                   ------------
Resource Recovery - 0.9%
  Lancaster, PA Solid Wst. Mgmt. Auth. RB,
   Resource Recovery Sys., Ser. A, 6.30%,
   12/15/2000.................................  BBB      1,000,000    1,000,970
  Pennsylvania Econ. Dev. Financing Auth.
   Resource Recovery RB, Colver Proj.:
   Ser. D, 7.05%, 12/01/2010..................  BBB-     1,000,000    1,022,380
   Ser. D, 7.125%, 12/01/2015.................  BBB-     3,700,000    3,790,872
   Ser. D, 7.15%, 12/01/2018..................  BBB-     2,300,000    2,348,990
                                                                   ------------
                                                                      8,163,212
                                                                   ------------
Sales Tax - 1.6%
  Pennsylvania Convention Ctr. RRB, Ser. A,
   6.75%, 09/01/2019, (Insd. by MBIA).........  AAA     12,295,000   13,236,428
  Virgin Islands Pub. Fin. Auth. RB, Ser. A,
   5.50%, 10/01/2022..........................  BBB-     1,000,000      931,280
                                                                   ------------
                                                                     14,167,708
                                                                   ------------

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                      Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Special Tax - 1.7%
  Allegheny Cnty., PA Redev. Auth. Tax RB,
   Waterfront Proj.:
   6.30%, 12/15/2018..........................  NR     $ 2,015,000 $  2,065,576
   6.40%, 12/15/2018..........................  NR       4,030,000    4,131,959
  Delaware Valley, PA Regl. Fin. RB, Ser. A,
   5.50%, 08/01/2028..........................  AAA      5,650,000    5,511,236
  Virgin Islands Pub. Fin. Auth. RB:
   Ser. A, 5.20%, 10/01/2009..................  BBB-     1,000,000      978,220
   Ser. A, 5.625%, 10/01/2025.................  BBB-     2,000,000    1,881,360
                                                                   ------------
                                                                     14,568,351
                                                                   ------------
Student Loan - 0.2%
  Pennsylvania Higher Ed. Facs. Auth. RB,
   6.80%, 12/01/2000..........................  AAA      1,720,000    1,726,244
                                                                   ------------
Transportation - 3.7%
  Allegheny Cnty., PA Port Auth. RB:
   6.25%, 03/01/2017..........................  AAA      5,000,000    5,317,950
   6.375%, 03/01/2014.........................  AAA      5,500,000    5,971,625
   6.375%, 03/01/2015.........................  AAA      4,750,000    5,135,368
  Pennsylvania Turnpike Commission RB:
   Ser. L, 6.45%, 06/01/2003, (Insd. by
    AMBAC)....................................  AAA      1,000,000    1,031,630
   Ser. L, 6.60%, 06/01/2005, (Insd. by
    AMBAC)....................................  AAA      1,000,000    1,032,610
   Ser. O, 5.45%, 12/01/2003, (Insd. by
    FGIC).....................................  AAA      3,000,000    3,077,820
   Ser. O, 5.60%, 12/01/2005, (Insd. by
    FGIC).....................................  AAA      1,000,000    1,033,280
   Ser. O, 5.70%, 12/01/2006, (Insd. by
    FGIC).....................................  AAA      1,500,000    1,550,955
   Ser. P, 5.80%, 12/01/2006..................  AA-      2,075,000    2,157,232
   Ser. U, 5.80%, 12/01/2007, (Insd. by
    FGIC).....................................  AAA      5,000,000    5,180,900
                                                                   ------------
                                                                     31,489,370
                                                                   ------------
Water & Sewer - 5.2%
  Allegheny Cnty., PA Sanitation Auth. Swr.
   RB, Ser. B,
   6.50%, 12/01/2011..........................  AAA      2,000,000    2,040,940
  Allentown, PA Wtr. RB, 6.85%, 07/15/2008....  AA       1,000,000    1,016,710
  Bucks Cnty., PA Wtr. & Swr. Auth. RB,
   Neshaminy Interceptor, 6.20%, 12/01/2003,
   (Insd. by FGIC)............................  AAA      1,000,000    1,018,230
  Delaware Cnty., PA Regl. Wtr. Quality Ctl.
   Auth. Swr. RB, Ser. A, 7.20%, 05/01/2004...  AAA      1,300,000    1,302,691
  North Penn, PA Wtr. Auth. RB:
   5.75%, 11/01/2018, (Insd. by FGIC).........  AAA      3,705,000    3,733,973
   6.00%, 11/01/2007, (Insd. by FGIC).........  AAA      1,000,000    1,035,210
  North Wales, PA Wtr. Auth. RB, 5.60%,
   11/01/2020,
   (Insd. by FGIC)............................  AAA      4,530,000    4,491,993
  Pennsylvania Infrastructure Investment Auth.
   RB, Pennvest Loan Pool Program:
   5.40%, 09/01/2009, (Insd. by MBIA).........  AAA      1,805,000    1,861,207
   5.50%, 09/01/2010, (Insd. by MBIA).........  AAA      2,140,000    2,213,445

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                      Schedule of Investments (continued)
                         September 30, 2000 (Unaudited)

                                                Credit   Principal
                                                Rating/\  Amount       Value

MUNICIPAL OBLIGATIONS - continued
Water & Sewer - continued
  Philadelphia, PA Wtr. & Wst. Wtr. RB:
   6.25%, 08/01/2012, (Insd. by MBIA)..........   AAA   $ 4,000,000 $  4,408,480
   Ser. A, 5.00%, 08/01/2022...................   AAA    10,355,000    9,347,562
  Univ. of Pittsburgh, PA RB, Area Joint Swr.
   Auth., 5.25%,11/01/2014, (Insd. by MBIA)....   AAA     4,255,000    4,267,425
  Upper Merion, PA Muni. Util. Auth., Swr. RB:
   5.55%, 08/15/2007...........................   NR      2,595,000    2,647,289
   6.00%, 08/15/2012...........................   NR      1,000,000    1,023,200
   6.00%, 08/15/2016...........................   NR      2,325,000    2,360,945
  Upper Moreland-Hatboro, PA Joint Swr. Auth.
   RB:
   6.25%, 10/15/2002, (Insd. by MBIA)..........   AAA     1,025,000    1,058,425
   6.35%, 10/15/2003, (Insd. by MBIA)..........   AAA     1,000,000    1,049,160
                                                                    ------------
                                                                      44,876,885
                                                                    ------------
    Total Municipal Obligations (cost
     $839,500,637).............................                      847,222,821
                                                                    ------------

                                                           Shares      Value
MUTUAL FUND SHARES - 0.6%
  Federated Municipal Obligations Fund (cost
   $5,264,000)........................................... 5,264,000    5,264,000
                                                                    ------------
Total Investments - (cost $844,764,637) - 98.8%....................  852,486,821
Other Assets and Liabilities - 1.2%................................   10,037,579
                                                                    ------------
Net Assets - 100.0%................................................ $862,524,400
                                                                    ------------

                See Combined Notes to Schedules of Investments.

                   Combined Notes to Schedules of Investments
                         September 30, 2000 (Unaudited)

o The advisor to the Fund and the advisor of the money market fund are each a division of First Union National Bank.
/\ Credit ratings are unaudited and rated by Moody's Investors Services where
   Standard & Poor's ratings are not available.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corporation
BPO    Bond Payment Obligation
COP    Certificates of Participation
EDA    Economic Development Authority
FGIC   Federal Guaranty Insurance Company
FHA    Federal Housing Authority
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance Incorporated
GNMA   Government National Mortgage Association
GO     General Obligation
HFA    Housing Finance Authority
IBC    Insured Bond Certificate
IDA    Industrial Development Authority
MBIA   Municipal Bond Investors Assurance Corporation
MHRB   Multifamily Housing Revenue Bond
PCRB   Pollution Control Revenue Bond
RB     Revenue Bond
RRB    Refunding Revenue Bond
SFHRB  Single Family Housing Revenue Bond

The following table shows for each Fund the percent of net assets invested by geographic location as of September 30, 2000:

                                             Connecticut New Jersey Pennsylvania
                                                Fund        Fund        Fund
                                             ----------- ---------- ------------
Connecticut.................................    88.2%        0.0%        0.0%
Delaware....................................     0.0%        0.8%        0.0%
Guam........................................     0.4%        0.0%        0.0%
Louisiana...................................     2.5%        0.0%        0.0%
New Jersey..................................     0.0%       82.5%        0.0%
New York....................................     0.0%        7.6%        0.0%
Pennsylvania................................     0.0%        2.1%       97.4%
Puerto Rico.................................     8.9%        4.9%        1.3%
Virginia....................................     0.0%        0.0%        0.3%
Virgin Islands..............................     0.0%        2.1%        1.0%
                                               ------      ------      ------
  Total.....................................   100.0%      100.0%      100.0%
                                               ======      ======      ======

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           State Municipal Bond Funds
                      Statements of Assets and Liabilities
                               September 30, 2000

                                        Connecticut   New Jersey   Pennsylvania
                                           Fund          Fund          Fund
--------------------------------------------------------------------------------
Assets
 Identified cost of securities........  $67,423,770  $203,558,452  $844,764,637
 Net unrealized gains on securities...    1,076,160     3,745,995     7,722,184
--------------------------------------------------------------------------------
 Market value of securities...........   68,499,930   207,304,447   852,486,821
 Cash.................................            0            60           546
 Receivable for Fund shares sold......      331,000        25,048       583,842
 Interest receivable..................    1,365,885     3,241,141    13,807,111
 Receivable from investment advisor...        2,971         3,940             0
 Prepaid expenses and other assets....        1,247         1,407       218,208
--------------------------------------------------------------------------------
  Total assets........................   70,201,033   210,576,048   867,096,528
--------------------------------------------------------------------------------
Liabilities
 Distributions payable................      265,730       729,453     3,752,525
 Payable for securities purchased.....      753,953             0             0
 Payable for Fund shares redeemed.....      303,406        21,246       580,376
 Advisory fee payable.................            0        12,919        17,696
 Distribution Plan expenses payable...          134         2,078         3,980
 Due to other related parties.........          562         1,719         7,079
 Accrued expenses and other
  liabilities.........................       31,084        42,944       210,472
--------------------------------------------------------------------------------
  Total liabilities...................    1,354,869       810,359     4,572,128
--------------------------------------------------------------------------------
Net assets............................  $68,846,164  $209,765,689  $862,524,400
--------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital......................  $70,078,017  $212,712,917  $873,731,206
 Undistributed (overdistributed) net
  investment income...................        4,751       (52,950)     (427,960)
 Accumulated net realized gains or
  losses on securities................   (2,312,764)   (6,640,273)  (18,501,030)
 Net unrealized gains on securities...    1,076,160     3,745,995     7,722,184
--------------------------------------------------------------------------------
Total net assets......................  $68,846,164  $209,765,689  $862,524,400
--------------------------------------------------------------------------------
Net assets consists of
 Class A..............................  $ 1,448,802  $ 27,783,353  $ 34,498,631
 Class B..............................    1,269,077    18,379,214    34,566,508
 Class C..............................            0             0     5,311,262
 Class Y..............................   66,128,285   163,603,122   788,147,999
--------------------------------------------------------------------------------
Total net assets......................  $68,846,164  $209,765,689  $862,524,400
--------------------------------------------------------------------------------
Shares outstanding
 Class A..............................      238,250     2,624,911     3,137,860
 Class B..............................      208,694     1,736,435     3,167,196
 Class C..............................            0             0       485,761
 Class Y..............................   10,874,444    15,456,799    71,687,236
--------------------------------------------------------------------------------
Net asset value per share
 Class A..............................  $      6.08  $      10.58  $      10.99
--------------------------------------------------------------------------------
 Class A--Offering price (based on
  sales charge of 4.75%)..............  $      6.38  $      11.11  $      11.54
--------------------------------------------------------------------------------
 Class B..............................  $      6.08  $      10.58  $      10.91
--------------------------------------------------------------------------------
 Class C..............................           --            --  $      10.93
--------------------------------------------------------------------------------
 Class Y..............................  $      6.08  $      10.58  $      10.99
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           State Municipal Bond Funds
                            Statements of Operations
                      Six Months Ended September 30, 2000

                                           Connecticut  New Jersey  Pennsylvania
                                              Fund         Fund         Fund
--------------------------------------------------------------------------------
Investment income
 Interest................................  $1,834,214   $5,752,454  $24,921,977
--------------------------------------------------------------------------------
Expenses
 Advisory fee............................     180,365      441,540    1,074,043
 Distribution Plan expenses..............       7,849      128,922      243,458
 Administrative services fees............      34,686      105,128      429,753
 Transfer agent fee......................       1,117       13,665       38,531
 Trustees' fees and expenses.............         711        2,168        8,840
 Printing and postage expenses...........       3,943       12,077       49,151
 Custodian fee...........................      10,523       30,546       87,536
 Registration and filing fees............       2,386        3,685        2,218
 Professional fees.......................      11,779       11,146       14,680
 Other...................................       2,490       13,945        5,823
--------------------------------------------------------------------------------
  Total expenses.........................     255,849      762,822    1,954,033
  Less: Expense reductions...............      (1,617)      (4,108)     (16,610)
        Fee waivers......................     (34,801)     (22,029)           0
--------------------------------------------------------------------------------
  Net expenses...........................     219,431      736,685    1,937,423
--------------------------------------------------------------------------------
 Net investment income...................   1,614,783    5,015,769   22,984,554
--------------------------------------------------------------------------------
Net realized and unrealized gains or
 losses on securities
 Net realized losses on securities.......    (577,673)  (1,475,112)  (1,236,434)
--------------------------------------------------------------------------------
 Net change in unrealized gains on
  securities.............................   1,388,938    3,555,090    9,692,842
--------------------------------------------------------------------------------
 Net realized and unrealized gains on
  securities.............................     811,265    2,079,978    8,456,408
--------------------------------------------------------------------------------
 Net increase in net assets resulting
  from operations........................  $2,426,048   $7,095,747  $31,440,962
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           State Municipal Bond Funds
                      Statements of Changes in Net Assets
                      Six Months Ended September 30, 2000

                                       Connecticut   New Jersey   Pennsylvania
                                          Fund          Fund          Fund
-------------------------------------------------------------------------------
Operations
 Net investment income...............  $ 1,614,783  $  5,015,769  $ 22,984,554
 Net realized losses on securities...     (577,673)   (1,475,112)   (1,236,434)
 Net change in unrealized gains on
  securities.........................    1,388,938     3,555,090     9,692,842
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations.........    2,426,048     7,095,747    31,440,962
-------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
  Class A............................      (25,326)     (666,366)     (883,878)
  Class B............................      (23,887)     (371,348)     (781,720)
  Class C............................            0             0      (121,511)
  Class Y............................   (1,574,740)   (4,037,639)  (21,530,370)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders......................   (1,623,953)   (5,075,353)  (23,317,479)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold...........    4,413,106    16,116,333    76,447,579
 Net asset value of shares issued in
  reinvestment of distributions......       30,703       729,346     1,118,782
 Payment for shares redeemed.........   (8,909,068)  (25,449,305)  (93,597,604)
-------------------------------------------------------------------------------
  Net decrease in net assets
   resulting from capital share
   transactions......................   (4,465,259)   (8,603,626)  (16,031,243)
-------------------------------------------------------------------------------
   Total decrease in net assets......   (3,663,164)   (6,583,232)   (7,907,760)
Net assets
 Beginning of period.................   72,509,328   216,348,921   870,432,160
-------------------------------------------------------------------------------
 End of period.......................  $68,846,164  $209,765,689  $862,524,400
-------------------------------------------------------------------------------
Undistributed (overdistributed) net
 investment income...................  $     4,751  $    (52,950) $   (427,960)
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           State Municipal Bond Funds
                      Statements of Changes in Net Assets
                           Year Ended March 31, 2000

                                      Connecticut    New Jersey   Pennsylvania
                                          Fund          Fund          Fund
--------------------------------------------------------------------------------
Operations
 Net investment income..............  $  3,283,961  $  9,988,600  $  38,267,960
 Net realized losses on securities..    (1,735,091)   (5,165,161)   (17,264,056)
 Net change in unrealized losses on
  securities........................    (2,471,997)   (6,976,635)   (22,426,156)
--------------------------------------------------------------------------------
  Net decrease in net assets
   resulting from operations........      (923,127)   (2,153,196)    (1,422,252)
--------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
  Class A...........................       (29,677)   (1,442,654)    (1,552,010)
  Class B...........................       (47,904)     (790,701)    (1,509,695)
  Class C...........................             0             0       (268,474)
  Class Y...........................    (3,186,337)   (7,750,828)   (34,893,891)
 Net realized gains
  Class A...........................        (2,299)      (67,202)       (21,064)
  Class B...........................        (3,951)      (46,764)       (22,866)
  Class C...........................             0             0         (4,212)
  Class Y...........................      (210,673)     (399,038)      (528,176)
--------------------------------------------------------------------------------
  Total distributions to
   shareholders.....................    (3,480,841)  (10,497,187)   (38,800,388)
--------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold..........    14,810,856    48,598,866    187,587,317
 Net asset value of shares issued in
  reinvestment of distributions.....       282,337     2,163,636      2,638,961
 Payment for shares redeemed........   (13,818,971)  (46,953,178)  (202,177,638)
 Net asset value of shares issued in
  acquisitions......................             0    47,915,180    667,273,557
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital share
   transactions.....................     1,274,222    51,724,504    655,322,197
--------------------------------------------------------------------------------
   Total increase (decrease) in net
    assets..........................    (3,129,746)   39,074,121    615,099,557
Net assets
 Beginning of period................    75,639,074   177,274,800    255,332,603
--------------------------------------------------------------------------------
 End of period......................  $ 72,509,328  $216,348,921  $ 870,432,160
--------------------------------------------------------------------------------
Undistributed (overdistributed) net
 investment income..................  $     13,921  $      6,634  $     (95,035)
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen State Municipal Bond Funds consist of Evergreen Connecticut Mu-nicipal Bond Fund ("Connecticut Fund"), Evergreen New Jersey Municipal Bond Fund ("New Jersey Fund") and Evergreen Pennsylvania Municipal Bond Fund ("Penn-sylvania Fund"), (collectively, the "Funds"). Each Fund is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B and Class C shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Mutual fund shares held in a Fund are valued at the net asset value of each mu-tual fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds intend to comply with the provisions of the Internal Revenue Code ap-plicable to regulated investment companies and to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB") a subsidiary of First Union Corporation ("First Union"), is the investment advisor to the Connecticut Fund and the New Jersey Fund and is paid a management fee that is computed and paid daily. The management fee for the Connecticut Fund is computed at an annual rate of 0.52% of the Fund's average daily net assets. The management fee for the New Jersey Fund is calculated by applying percentage rates, starting at 0.42% and declin-ing to 0.27% per annum as net assets increase, to the Fund's average daily net assets.

Evergreen Investment Management Company ("EIMC"), an indirect wholly owned sub-sidiary of FUNB, is the investment advisor for the Pennsylvania Fund. In return for providing investment management services to the Pennsylvania Fund, the Fund pays EIMC a management fee that is computed and paid daily. The management fee is calculated by applying percentage rates, starting at 0.46% and declining to 0.16% per annum as net assets increase, to the Fund's average daily net assets.

During the six months ended September 30, 2000, the Connecticut Fund waived $34,801 in investment advisory fees and the impact on the Fund's annualized ex-pense ratio as a percentage of its average net assets was 0.10%.

Evergreen Investment Services ("EIS"), an indirect, wholly owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. For its services, the Funds pay the administrator a fee at the annual rate of 0.10% of each Fund's average daily net assets. The BISYS Group, Inc. ("BISYS") served as the sub-administra-tor to the Funds and provided the officers of the Funds. The sub-administrator was paid by the administrator until the sub-administration agreement was termi-nated on April 30, 2000.

During the six months ended September 30, 2000, the Connecticut Fund, New Jer-sey Fund and Pennsylvania Fund paid or accrued $34,686, $105,128 and $429,753 for administrative services.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

Evergreen Service Company ("ESC"), an indirect wholly owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, each class incurs distribution fees at the following annual rates:

                                                             Average Daily
                                                              Net Assets
                                                             -------------
         Class A............................................     0.25%
         Class B............................................     1.00
         Class C............................................     1.00

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended September 30, 2000, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B, and Class C Distribution Plans as well as distribution fees waived and the impact of the waiver as a percentage of the average net assets of the class were as follows:

                                                                % of
                                                      Fees    Class A
                                                     Waived   Average
                            Class A Class B  Class C Class A Net Assets
                            -------------------------------------------
         Connecticut
          Fund............  $ 1,416 $  6,433      --      --      --
         New Jersey Fund..   34,420   94,502      -- $22,029    0.16%
         Pennsylvania
          Fund............   42,107  174,259 $27,092      --      --

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

On June 25, 1999, as a result of the conversion of common trust funds managed by CoreStates Financial Corp., the New Jersey Fund and Pennsylvania Fund each acquired substantially all the net assets of comparable common trusts in ex-change for Class Y shares of the respective funds.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

                                              Value of Net Number of                 Net Assets
                                                 Assets      Shares    Unrealized      After
         Acquiring Fund       Acquired Fund     Acquired     Issued   Appreciation  Acquisition
         ---------------------------------------------------------------------------------------
         New Jersey Fund    common trust fund $ 47,915,180  4,436,670 $ (1,033,417) $223,996,388
         Pennsylvania Fund  common trust fund  667,273,557 59,201,637  (12,011,107)  922,757,172

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

Connecticut Fund

                               Six Months Ended            Year Ended
                              September 30, 2000         March 31, 2000
                            -----------------------  ------------------------
                              Shares      Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold................    138,286  $   829,609     106,760  $    656,854
Shares issued in
 reinvestment of
 distributions.............      1,515        9,159       2,402        14,585
Shares redeemed............    (25,332)    (154,354)    (74,680)     (455,294)
------------------------------------------------------------------------------
Net increase...............    114,469      684,414      34,482       216,145
------------------------------------------------------------------------------
Class B
Shares sold................      3,703       22,508     113,496       703,201
Shares issued in
 reinvestment of
 distributions.............      2,296       13,832       5,539        33,611
Shares redeemed............    (26,097)    (157,899)    (75,158)     (456,902)
------------------------------------------------------------------------------
Net increase (decrease)....    (20,098)    (121,559)     43,877       279,910
------------------------------------------------------------------------------
Class Y
Shares sold................    590,136    3,560,989   2,210,525    13,450,801
Shares issued in
 reinvestment of
 distributions.............      1,280        7,712      38,879       234,141
Shares redeemed............ (1,426,029)  (8,596,815) (2,123,745)  (12,906,775)
------------------------------------------------------------------------------
Net increase (decrease)....   (834,613)  (5,028,114)    125,659       778,167
------------------------------------------------------------------------------
Net increase (decrease)....             $(4,465,259)             $  1,274,222
------------------------------------------------------------------------------

New Jersey Fund

                              Six Months Ended             Year Ended
                             September 30, 2000          March 31, 2000
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............    160,870  $  1,686,749     513,462  $  5,471,875
Automatic Conversion of B
 Shares to A Shares.......          0             0      13,772       142,552
Shares issued in
 reinvestment of
 distributions............     38,835       407,552      89,772       954,868
Shares redeemed...........   (258,957)   (2,715,722)   (947,781)  (10,123,431)
------------------------------------------------------------------------------
Net decrease..............    (59,252)     (621,421)   (330,775)   (3,554,136)
------------------------------------------------------------------------------
Class B
Shares sold...............    129,059     1,353,724     483,331     5,225,508
Shares issued in
 reinvestment of
 distributions............     23,188       243,279      56,035       596,343
Automatic Conversion of B
 Shares to A Shares.......          0             0     (13,772)     (142,552)
Shares redeemed...........   (283,872)   (2,990,307)   (466,917)   (4,955,647)
------------------------------------------------------------------------------
Net increase (decrease)...   (131,625)   (1,393,304)     58,677       723,652
------------------------------------------------------------------------------
Class Y
Shares sold...............  1,251,321    13,075,860   3,554,144    37,901,483
Shares issued in
 reinvestment of
 distributions............      7,483        78,515      57,872       612,425
Shares redeemed........... (1,889,485)  (19,743,276) (3,016,740)  (31,874,100)
Shares issued in
 acquisition of common
 trust fund...............          0             0   4,436,670    47,915,180
------------------------------------------------------------------------------
Net increase (decrease)...   (630,681)   (6,588,901)  5,031,946    54,554,988
------------------------------------------------------------------------------
Net increase (decrease)...             $ (8,603,626)             $ 51,724,504
------------------------------------------------------------------------------

Pennsylvania Fund

                             Six Months Ended              Year Ended
                            September 30, 2000           March 31, 2000
                          ------------------------  --------------------------
                            Shares       Amount       Shares        Amount
-------------------------------------------------------------------------------
Class A
Shares sold.............     954,885  $ 10,420,337    1,951,256  $  21,690,494
Automatic conversion of
 Class B shares to Class
 A Shares...............           0             0       10,624        113,974
Shares issued in
 reinvestment of
 distributions..........      41,409       451,769       76,879        772,835
Shares redeemed.........    (869,223)   (9,500,282)  (1,484,308)   (16,315,550)
-------------------------------------------------------------------------------
Net increase............     127,071     1,371,824      554,451      6,261,753
-------------------------------------------------------------------------------
Class B
Shares sold.............     131,443     1,457,468      683,376      7,707,239
Shares issued in
 reinvestment of
 distributions..........      42,172       456,361       85,068        931,987
Automatic conversion of
 Class B shares to Class
 A Shares...............           0             0      (10,719)      (113,974)
Shares redeemed.........    (277,898)   (3,000,593)    (768,838)    (8,471,290)
-------------------------------------------------------------------------------
Net increase
 (decrease).............    (104,283)   (1,086,764)     (11,113)        53,962
-------------------------------------------------------------------------------
Class C
Shares sold.............      35,999       398,532       48,560        569,348
Shares issued in
 reinvestment of
 distributions..........       7,195        78,003       16,711        183,853
Shares redeemed.........     (86,641)     (940,317)    (137,215)    (1,503,074)
-------------------------------------------------------------------------------
Net decrease............     (43,447)     (463,782)     (71,944)      (749,873)
-------------------------------------------------------------------------------
Class Y
Shares sold.............   5,899,799    64,171,242   14,330,293    157,620,236
Shares issued in
 reinvestment of
 distributions..........      12,158       132,649       68,152        750,286
Shares redeemed.........  (7,357,217)  (80,156,412) (16,066,843)  (175,887,724)
Shares issued in
 acquisition of common
 trust fund.............           0             0   59,201,637    667,273,557
-------------------------------------------------------------------------------
Net increase
 (decrease).............  (1,445,260)  (15,852,521)  57,533,239    649,756,355
-------------------------------------------------------------------------------
Net increase
 (decrease).............              $(16,031,243)              $ 655,322,197
-------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2000:

                                    Cost of Purchases Proceeds from Sales
                                    -------------------------------------
         Connecticut Fund..........    $13,388,253        $16,609,482
         New Jersey Fund...........     29,446,712         25,063,151
         Pennsylvania Fund.........     73,018,631         89,643,132

As of March 31, 2000, Connecticut Fund, New Jersey Fund and Pennsylvania Fund had respective capital loss carryovers for federal income tax purposes of $527,818, $1,004,794 and $3,935,444 which expire on March 31, 2008.

In addition to the capital loss carryovers, capital losses incurred after Octo-ber 31 within a Fund's fiscal year end are deemed to arise on the first busi-ness day of the Fund's following fiscal year. For the fiscal year ended March 31, 2000, the Connecticut Fund, New Jersey Fund and Pennsylvania Fund incurred and elected to defer $1,207,273, $4,160,367 and $13,329,151, respectively, of capital losses.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian a portion of each Fund's expenses have been reduced. The amount of expense reductions re-ceived by each Fund and the impact of the total expense reductions on each Fund's annualized expense ratio represented as a percentage of its average net assets were as follows:

                                                       Total      % of
                                                      Expense    Average
                                                     Reductions Daily Net
                                                      Received   Assets
                                                     --------------------
         Connecticut Fund...........................  $ 1,617     0.00%
         New Jersey Fund............................    4,108     0.00%
         Pennsylvania Fund..........................   16,610     0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustee. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENTS

On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provided an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility was allocated, under the terms of the financing agreement, among the Lenders. The credit facility was accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or for general working capital purposes as permitted by each Fund's borrowing restric-tions. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31,
2000). A commitment fee of 0.10% per annum was incurred on the average daily unused portion of the revolving credit commitment. The commitment fee was allo-cated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street served as paying agent for the funds and as paying agent was entitled to a fee of $20,000 per annum which was allocated to all the funds.

On July 25, 2000, this agreement was renewed, amended and restated among cer-tain Evergreen Funds and the Lenders. Under this renewed agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $755 million. The credit facility is allocated, under the terms of the financ-ing agreement, among the Lenders. The credit facility is accessed by the Funds to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum contin-ues to be incurred on the average daily unused portion of the revolving credit commitment and is allocated to all funds. For its assistance in renewing this financing agreement, First Union Capital Markets Corp. was paid a one-time ar-rangement fee of $150,000. State Street continues as paying agent for the funds and receives a fee of $20,000 per annum which is allocated to all the funds.

During the six months ended September 30, 2000 the Funds had no borrowings.

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

                                Evergreen Funds

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund


National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Bond Funds
Intermediate Term Bond Fund
Short-Duration Income Fund


Intermediate and Long Term Bond Funds
Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund Small
Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility Fund

Global & International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

                                                         Express Line
                                                         800.346.3858

                                                         Investor Services
                                                         800.343.2898

                                                         www.evergreen-funds.com

47739                                                           541050  11/2000

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